UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03836

ANCHOR SERIES TRUST

(Exact name of registrant as specified in charter)

Harborside Financial Center,

3200 Plaza 5 Jersey City, NJ 07311

(Address of principal executive offices)            (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1.	Schedule of Investments.

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2015 - (unaudited)

Security Description	Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES - 5.0%
Diversified Financial Services - 5.0%
Ally Master Owner Trust Series 2012-5, Class A 1.54% due 09/15/2019	$2,995,000	$3,006,093
Ally Master Owner Trust Series 2014-5, Class A2 1.60% due 10/15/2019	6,885,000	6,916,320
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2006-PW11, Class A4 5.44% due 03/11/2039(1)	3,633,530	3,719,804
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2005-CD1, Class A4 5.23% due 07/15/2044(1)	4,244,447	4,264,719
Commercial Mtg. Pass Through Certs. Series 2012-CR2, Class A4 3.15% due 08/15/2045(1)	1,020,000	1,069,012
Commercial Mtg. Pass Through Certs. VRS Series 2006-C7, Class A4 5.75% due 06/10/2046(1)	4,142,717	4,293,384
DBUBS Mtg. Trust Series 2011-LC1A, Class A1 3.74% due 11/10/2046*(1)	2,830,665	2,880,420
First Investors Auto Owner Trust Series 2014-3A, Class A3 1.67% due 11/16/2020*	2,320,000	2,324,315
Ford Credit Floorplan Master Owner Trust Series 2012-2, Class A 1.92% due 01/15/2019	2,470,000	2,506,907
Ford Credit Floorplan Master Owner Trust Series 2013-2, Class A 2.09% due 03/15/2022*	590,000	590,732
Hilton USA Trust Series 2013-HLT, Class AFX 2.66% due 11/05/2030*(1)	2,250,000	2,255,117
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.69% due 02/12/2049(1)	3,060,000	3,295,195
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.15% due 04/15/2041(1)	1,241,239	1,360,743
Merrill Lynch Mtg. Trust VRS Series 2005-CIP1, Class A4 5.05% due 07/12/2038,(1)	3,439,237	3,450,022
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.74% due 06/12/2050(1)	5,200,000	5,607,508
Prestige Auto Receivables Trust Series 2014-1A, Class B 1.91% due 04/15/2020*	825,000	825,328
Santander Drive Auto Receivables Trust Series BH3-1, Class B 1.97% due 11/15/2019	2,255,000	2,266,550
Santander Drive Auto Receivables Trust Series 2013-5, Class C 2.25% due 06/17/2019	910,000	920,248
Santander Drive Auto Receivables Trust Series 2014-1, Class C 2.36% due 04/15/2020	3,657,000	3,686,402
SFAVE Commercial Mtg. Securities Trust VRS Series BH3-5AVE, Class A2B 4.14% due 01/05/2035*(1)	3,400,000	3,551,018
Springleaf Funding Trust Series BH3-AA, Class A 3.16% due 11/15/2024*	2,435,000	2,458,081
Springleaf Funding Trust Series 2015-BA, Class A 3.48% due 05/15/2028*	1,070,000	1,069,593
Springleaf Mtg. Loan Trust VRS Series 2013-1A, Class M1 2.31% due 06/25/2058*(2)	1,596,989	1,566,967
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C20, Class A7 5.12% due 07/15/2042(1)	2,290,251	2,295,037
Wachovia Bank Commercial Mtg. Trust Series 2006-C29, Class A4 5.31% due 11/15/2048(1)	3,205,969	3,366,857
Westlake Automobile Receivables Trust Series 2014-A2, Class 2A 0.97% due 10/16/2017*	2,510,000	2,510,010

Total Asset Backed Securities		72,056,382

(cost $71,731,548)
U.S. CORPORATE BONDS & NOTES - 11.8%
Airlines - 0.2%

Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 02/01/2024	2,009,562	2,310,996

Auto-Cars/Light Trucks - 0.3%

Daimler Finance North America LLC Company Guar. Notes 2.40% due 04/10/2017*	4,000,000	4,098,164
Volkswagen Group of America Finance LLC Company Guar. Notes 2.45% due 11/20/2019*	795,000	812,841

		4,911,005

Banks-Commercial - 0.1%

Fifth Third Bank Senior Notes 2.88% due 10/01/2021	450,000	456,102
PNC Bank NA 3.30% due 10/30/2024	865,000	898,664

		1,354,766

Banks-Fiduciary - 0.3%

Bank of New York Mellon Corp. Senior Notes 2.15% due 02/24/2020	2,790,000	2,812,772
Bank of New York Mellon Corp. Senior Notes 3.00% due 02/24/2025	1,270,000	1,288,440

		4,101,212

Banks-Super Regional - 0.7%

Huntington National Bank Senior Notes 2.20% due 04/01/2019	1,050,000	1,056,012
US Bancorp Senior Notes 3.70% due 01/30/2024	1,065,000	1,146,534
US Bancorp Sub. Notes 7.50% due 06/01/2026	400,000	541,268
Wachovia Corp. Senior Notes 5.75% due 06/15/2017	5,000,000	5,499,370
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	1,405,000	1,437,603
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	585,000	627,430

		10,308,217

Brewery - 0.1%

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	1,640,000	1,617,981

Cable/Satellite TV - 0.0%

Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	200,000	214,541

Computers - 0.3%

Apple, Inc. Senior Notes 2.85% due 05/06/2021	2,000,000	2,083,856
Apple, Inc. Senior Notes 3.45% due 05/06/2024	1,815,000	1,926,349
Apple, Inc. Senior Notes 4.45% due 05/06/2044	225,000	251,098

		4,261,303

Computers-Memory Devices - 0.2%

EMC Corp. Senior Notes 1.88% due 06/01/2018	1,281,000	1,295,975
EMC Corp. Senior Notes 2.65% due 06/01/2020	1,000,000	1,026,925
EMC Corp. Senior Notes 3.38% due 06/01/2023	1,000,000	1,039,486

		3,362,386

Diversified Banking Institutions - 2.4%

Bank of America Corp. Senior Notes 2.60% due 01/15/2019	3,885,000	3,954,122
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	2,200,000	2,355,839
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	1,000,000	1,147,822
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	1,400,000	1,636,341
Citigroup, Inc. Senior Notes 6.13% due 11/21/2017	5,335,000	5,927,649
Citigroup, Inc. Senior Notes 6.13% due 05/15/2018	3,000,000	3,376,506
Citigroup, Inc. Senior Notes 8.13% due 07/15/2039	260,000	409,001
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	2,155,000	2,393,322
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	4,000,000	4,496,964
JPMorgan Chase & Co. Senior Notes 4.95% due 03/25/2020	2,000,000	2,250,356
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/2042	1,080,000	1,293,197
Morgan Stanley Senior Notes 5.45% due 01/09/2017	5,300,000	5,669,580

		34,910,699

Diversified Financial Services - 0.9%

General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	6,000,000	6,755,484
General Electric Capital Corp. Senior Notes 6.15% due 08/07/2037	2,315,000	3,072,919
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	2,320,000	3,208,906

		13,037,309

Diversified Manufacturing Operations — 0.1%

Parker-Hannifin Corp. Senior Notes 4.45% due 11/21/2044	630,000	704,322

Electric-Integrated - 0.1%

Consolidated Edison Co. of New York, Inc. Senior Notes 4.63% due 12/01/2054	565,000	634,485
Southern California Edison Co. 1st Mtg. Bonds 2.40% due 02/01/2022	885,000	886,600

		1,521,085

Finance-Commercial - 0.4%

Private Export Funding Corp. U.S. Government Guar. Notes 2.25% due 12/15/2017	5,960,000	6,130,748

Food-Wholesale/Distribution - 0.1%

Sysco Corp. Company Guar. Notes 3.00% due 10/02/2021	585,000	604,034
Sysco Corp. Company Guar. Notes 3.50% due 10/02/2024	335,000	347,634

		951,668

Insurance-Life/Health - 0.5%

John Hancock Life Insurance Co. Sub. Notes 7.38% due 02/15/2024*	5,000,000	6,315,580
Teachers Insurance & Annuity Assoc. of America Sub. Notes 4.90% due 09/15/2044*	705,000	795,889

		7,111,469

Insurance-Multi-line - 0.3%

MetLife, Inc. Senior Notes 1.90% due 12/15/2017(3)	425,000	428,068
MetLife, Inc. Senior Notes 4.88% due 11/13/2043	1,275,000	1,471,582
MetLife, Inc. Senior Notes 5.00% due 06/15/2015	3,030,000	3,056,964

		4,956,614

Insurance-Property/Casualty - 0.1%

ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	1,015,000	1,058,822

Machinery-Construction & Mining - 0.2%

Caterpillar Financial Services Corp. Senior Notes 2.63% due 03/01/2023	1,140,000	1,136,442

Caterpillar, Inc. Senior Notes 3.40% due 05/15/2024	920,000	964,576
Caterpillar, Inc. Senior Notes 4.30% due 05/15/2044	600,000	649,468

		2,750,486

Medical Instruments - 0.3%

Medtronic, Inc. Senior Notes 2.50% due 03/15/2020*	750,000	766,605
Medtronic, Inc. Senior Notes 3.15% due 03/15/2022*	1,065,000	1,105,858
Medtronic, Inc. Company Guar. Notes 3.50% due 03/15/2025*	1,700,000	1,777,165
Medtronic, Inc. Senior Notes 3.63% due 03/15/2024	425,000	451,241
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035*	380,000	413,228

		4,514,097

Medical Labs & Testing Services - 0.1%

Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/2019*	1,111,000	1,286,382

Medical-Drugs - 1.3%

Bayer US Finance LLC Company Guar. Notes 2.38% due 10/08/2019*	355,000	361,066
Bayer US Finance LLC Company Guar. Notes 3.00% due 10/08/2021*	1,700,000	1,758,839
Bayer US Finance LLC Company Guar. Notes 3.38% due 10/08/2024*	555,000	577,739
Bristol-Myers Squibb Co. Senior Notes 3.25% due 11/01/2023	990,000	1,032,226
Eli Lilly & Co. Senior Notes 2.75% due 06/01/2025	620,000	622,737
Eli Lilly & Co. Senior Notes 4.65% due 06/15/2044	1,390,000	1,614,482
Merck & Co., Inc. Senior Notes 2.75% due 02/10/2025	2,680,000	2,677,829
Merck & Co., Inc. Senior Notes 2.80% due 05/18/2023	1,880,000	1,924,063
Merck & Co., Inc. Senior Notes 4.15% due 05/18/2043	760,000	818,276

Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	3,700,000	3,949,106
Pfizer, Inc. Senior Notes 6.20% due 03/15/2019	2,500,000	2,924,853

		18,261,216

Medical-HMO - 0.1%

Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	386,000	395,051
Kaiser Foundation Hospitals Company Guar. Notes 4.88% due 04/01/2042	730,000	843,009

		1,238,060

Medical-Hospitals - 0.2%

Dignity Health Notes 2.64% due 11/01/2019	260,000	264,959
Dignity Health Sec. Notes 3.81% due 11/01/2024	540,000	566,877
Memorial Sloan-Kettering Cancer Center Senior Notes 4.20% due 07/01/2055	510,000	516,636
New York and Presbyterian Hospital Notes 4.02% due 08/01/2045	1,305,000	1,316,540

		2,665,012

Multimedia - 0.3%

NBCUniversal Enterprise, Inc. Company Guar. Notes 1.66% due 04/15/2018*	1,605,000	1,615,424
NBCUniversal Enterprise, Inc. Company Guar. Notes 1.97% due 04/15/2019*	2,865,000	2,882,961

		4,498,385

Networking Products - 0.0%

Cisco Systems, Inc. Senior Notes 2.90% due 03/04/2021	250,000	263,172

Oil Companies-Integrated - 0.1%

ConocoPhillips Co. Company Guar. Notes 2.88% due 11/15/2021	240,000	246,105
ConocoPhillips Co. Company Guar. Notes 4.30% due 11/15/2044	480,000	509,466

		755,571

Retail-Building Products - 0.0%

Home Depot, Inc. Senior Notes 4.40% due 03/15/2045	340,000	379,622

Retail-Discount - 0.4%

Wal-Mart Stores, Inc. Senior Notes 3.63% due 07/08/2020	5,000,000	5,441,965

Schools - 0.8%

President and Fellows of Harvard College Notes 6.30% due 10/01/2037	5,000,000	5,282,140
Stanford University Notes 6.88% due 02/01/2024	5,000,000	6,548,525

		11,830,665

Special Purpose Entity - 0.2%

Postal Square LP U.S. Government Guar. Notes 8.95% due 06/15/2022	2,594,750	3,177,305

Transport-Services - 0.7%

Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 07/15/2023	2,456,650	2,843,573
United Parcel Service of America, Inc. Senior Notes 8.38% due 04/01/2020	5,000,000	6,501,855

		9,345,428

Total U.S. Corporate Bonds & Notes (cost $156,976,367)		169,232,509

FOREIGN CORPORATE BONDS & NOTES - 4.7%
Banks-Commercial - 1.6%

Bank of Montreal Senior Notes 2.38% due 01/25/2019	3,500,000	3,582,016
Bank of Nova Scotia Senior Notes 2.05% due 10/30/2018	3,000,000	3,041,511
Barclays Bank PLC Senior Notes 3.75% due 05/15/2024	4,000,000	4,211,604
Credit Suisse New York Senior Notes 3.00% due 10/29/2021	860,000	876,555
Credit Suisse New York Senior Notes 3.63% due 09/09/2024	2,200,000	2,273,847
ING Bank NV Senior Notes 3.75% due 03/07/2017*	5,300,000	5,541,298
Macquarie Bank, Ltd. Senior Notes 2.40% due 01/21/2020*	635,000	639,123

Svenska Handelsbanken AB Senior Notes 5.13% due 03/30/2020*	3,000,000	3,438,009

		23,603,963

Building Societies - 0.2%

Nationwide Building Society Senior Notes 2.35% due 01/21/2020*	2,200,000	2,214,054

Cellular Telecom - 0.1%

America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	635,000	645,858
America Movil SAB de CV Senior Notes 4.38% due 07/16/2042	530,000	529,926

		1,175,784

Diversified Banking Institutions - 0.3%

HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	1,160,000	1,247,795
HSBC Holdings PLC Sub. Notes 5.25% due 03/14/2044	280,000	318,815
HSBC Holdings PLC Senior Notes 6.10% due 01/14/2042	2,415,000	3,200,986

		4,767,596

Diversified Manufacturing Operations - 0.4%

Siemens Financieringsmaatschappij NV Company Guar. Notes 5.75% due 10/17/2016*	4,725,000	5,080,878

Diversified Operations - 0.1%

Hutchison Whampoa International 14, Ltd. Company Guar. Notes 3.63% due 10/31/2024*	1,400,000	1,434,243

E-Commerce/Products - 0.0%

Alibaba Group Holding, Ltd. Company Guar. Notes 2.50% due 11/28/2019*	490,000	490,169

Electric-Generation - 0.1%

Abu Dhabi National Energy Co. Senior Notes 5.88% due 10/27/2016*	1,385,000	1,477,601

Finance-Investment Banker/Broker - 0.2%

CDP Financial, Inc. Company Guar. Notes 4.40% due 11/25/2019*	2,900,000	3,227,488

Medical-Drugs - 0.2%

GlaxoSmithKline Capital PLC Company Guar. Notes 1.50% due 05/08/2017	2,560,000	2,586,237

Oil Companies-Integrated - 1.1%

BP Capital Markets PLC Company Guar. Notes 2.32% due 02/13/2020	925,000	932,764
BP Capital Markets PLC Company Guar. Notes 3.51% due 03/17/2025	2,270,000	2,315,300
BP Capital Markets PLC Company Guar. Notes 3.99% due 09/26/2023	405,000	428,874
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	1,100,000	1,227,735
Shell International Finance BV Company Guar. Notes 4.38% due 03/25/2020	2,625,000	2,936,740
Statoil ASA Company Guar. Notes 2.25% due 11/08/2019	325,000	330,538
Statoil ASA Company Guar. Notes 2.45% due 01/17/2023	211,000	207,619
Statoil ASA Company Guar. Notes 2.65% due 01/15/2024	185,000	181,715
Statoil ASA Company Guar. Notes 2.75% due 11/10/2021	475,000	485,929
Statoil ASA Company Guar. Notes 2.90% due 11/08/2020	2,250,000	2,357,091
Statoil ASA Company Guar. Notes 3.25% due 11/10/2024	270,000	278,107
Statoil ASA Company Guar. Notes 3.70% due 03/01/2024	815,000	870,492
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	835,000	851,765
Total Capital SA Company Guar. Notes 2.13% due 08/10/2018	3,000,000	3,065,478

		16,470,147

Oil-Field Services - 0.2%

Schlumberger Investment SA Company Guar. Notes 3.65% due 12/01/2023	2,100,000	2,236,397

Property Trust - 0.2%

Scentre Group Trust 1/Scentre Group Trust 2 Company Guar. Notes 2.38% due 11/05/2019*	2,390,000	2,414,803

Total Foreign Corporate Bonds & Notes
(cost $63,184,290)		67,179,360

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Electric-Distribution - 0.3%

Hydro-Quebec Government Guar. Notes Series HY 8.40% due 01/15/2022	3,000,000	4,072,557

Sovereign - 0.2%

AID-Egypt U.S. Government Guar. Notes 4.45% due 09/15/2015	2,500,000	2,546,163

Total Foreign Government Obligations
(cost $5,617,125)		6,618,720

MUNICIPAL BONDS & NOTES - 2.5%

Atlanta Downtown Development Authority Revenue Bonds 6.88% due 02/01/2021	3,615,000	4,115,714
Bay Area Toll Authority Revenue Bonds Series F-2 6.26% due 04/01/2049	2,400,000	3,439,368
Curators of the University of Missouri System Facilities Revenue Bonds 5.96% due 11/01/2039	2,170,000	2,859,018
Maryland State Transportation Authority Revenue Bonds 5.89% due 07/01/2043	1,245,000	1,671,649
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	1,100,000	1,468,368
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	3,450,000	5,145,779
Oregon School Boards Association General Obligation Bonds 4.76% due 06/30/2028	2,800,000	3,173,716
San Antonio, Texas Electric & Gas Revenue Bonds 5.99% due 02/01/2039	885,000	1,215,831

State of California General Obligation Bonds 7.55% due 04/01/2039	915,000	1,433,878
State of Wisconsin Revenue Bonds Series A 5.70% due 05/01/2026	2,500,000	3,041,300
University of California Revenue Bonds 5.77% due 05/15/2043	2,955,000	3,798,918
University of California Revenue Bonds Series F 6.58% due 05/15/2049	1,710,000	2,334,424
Utility Debt Securitization Authority Revenue Bonds 3.44% due 12/15/2025	1,695,000	1,808,175

Total Municipal Bonds & Notes
(cost $28,590,617)		35,506,138

U.S. GOVERNMENT AGENCIES - 48.2%
Federal Home Loan Mtg. Corp. - 6.2%

2.50% due April TBA	8,400,000	8,612,625
3.00% due April TBA	38,300,000	39,558,476
3.50% due April TBA	24,800,000	26,032,153
4.00% due 09/01/2026	1,691,164	1,802,848
4.00% due 12/01/2040	9,885,923	10,595,729
5.50% due April TBA	2,000,000	2,244,063
6.00% due 12/01/2039	308,331	350,310
7.50% due 05/01/2027	1,897	2,239

		89,198,443

Federal National Mtg. Assoc. - 34.8%
2.00% due April TBA	2,900,000	2,903,286
2.50% due April TBA	14,800,000	15,145,625
2.82% due 12/01/2024	5,003,789	5,174,160
3.00% due 05/01/2027	1,128,557	1,185,176
3.00% due 06/01/2027	645,321	678,559
3.00% due 08/01/2027	432,950	455,250
3.00% due 04/01/2045	199,999,783	204,666,274
3.00% due April TBA	7,200,000	7,412,750
3.01% due 12/01/2024	3,983,386	4,162,375
3.50% due April TBA	44,025,000	46,318,102
4.00% due 09/01/2026	11,323,595	12,066,737
4.00% due April TBA	8,500,000	9,158,720
4.50% due 11/01/2026	1,831,062	1,975,947
4.50% due 01/01/2027	2,157,856	2,299,083
4.50% due 06/01/2038	88,750	97,002
4.50% due 05/01/2039	75,011	81,856
4.50% due 06/01/2039	434,715	475,105
4.50% due 08/01/2039	14,830	16,210
4.50% due 01/01/2040	194,637	212,911
4.50% due 03/01/2040	430,473	470,902
4.50% due 04/01/2040	93,974	102,510
4.50% due 06/01/2040	5,004,898	5,475,297
4.50% due 07/01/2040	271,511	296,003
4.50% due 08/01/2040	65,298	71,431
4.50% due 09/01/2040	19,735,926	21,602,893
4.50% due 10/01/2040	88,122	96,466
4.50% due 11/01/2040	4,435,733	4,855,849
4.50% due 12/01/2040	815,596	893,460

4.50% due 01/01/2041	775,697	848,775
4.50% due 02/01/2041	1,598,526	1,751,935
4.50% due 03/01/2041	15,404,965	16,879,010
4.50% due 04/01/2041	6,922,739	7,585,184
4.50% due 05/01/2041	6,674,689	7,313,466
4.50% due 06/01/2041	1,359,836	1,490,211
4.50% due 07/01/2041	4,103,846	4,498,311
4.50% due 08/01/2041	4,530,850	4,964,379
4.50% due 09/01/2041	12,194,972	13,371,525
4.50% due 04/01/2043	820,155	903,453
4.50% due 06/01/2043	321,041	350,252
4.50% due 09/01/2043	1,429,847	1,564,194
4.50% due 10/01/2043	1,086,369	1,187,797
4.50% due 11/01/2043	603,971	659,987
4.50% due 01/01/2044	14,613,441	15,965,154
4.50% due 02/01/2044	16,252,735	17,808,548
4.50% due 04/01/2044	8,376,693	9,150,811
4.50% due 06/01/2044	122,587	134,239
4.50% due 08/01/2044	564,360	616,911
5.00% due April TBA	24,000,000	26,686,874
5.50% due 03/01/2038	1,750,172	1,969,418
5.50% due 06/01/2038	76,583	86,177
5.50% due 08/01/2038	82,891	93,280
5.50% due 09/01/2039	54,801	61,785
5.50% due 05/01/2040	18,311	20,677
5.50% due 06/01/2040	18,998	21,521
5.50% due April TBA	11,700,000	13,182,610
6.50% due 02/01/2038	158,644	182,224
6.50% due 10/01/2039	190,389	220,434

		497,919,081

Government National Mtg. Assoc. - 6.5%

3.00% due April TBA	13,175,000	13,565,872
3.50% due April TBA	31,875,000	33,539,723
4.00% due 02/15/2041	1,674,479	1,820,820
4.00% due 09/15/2041	1,362,133	1,466,075
4.00% due 02/15/2042	131,198	140,874
4.00% due 08/15/2042	167,919	184,096
4.50% due 05/15/2040	1,513,095	1,671,749
4.50% due 06/15/2040	2,340,712	2,588,810
4.50% due 07/15/2040	3,516,401	3,895,607
4.50% due 05/15/2042	313,579	347,345
4.50% due April TBA	3,000,000	3,259,688
5.00% due 07/15/2033	2,278,970	2,560,788
5.00% due 10/15/2033	106,134	119,519
5.00% due 11/15/2033	14,464	16,198
5.00% due 12/15/2033	44,366	49,720
5.00% due 01/15/2034	220,573	249,979
5.00% due 02/15/2034	113,450	126,858
5.00% due 03/15/2034	6,211	6,927
5.00% due 05/15/2034	16,082	18,281
5.00% due 06/15/2035	13,920	15,550
5.00% due 09/15/2035	153,008	173,824
5.00% due 11/15/2035	72,692	81,479
5.00% due 12/15/2035	35,387	39,609
5.00% due 02/15/2036	25,330	28,421
5.00% due 03/15/2036	14,289	15,937
5.00% due 09/15/2036	6,395	7,142
5.00% due 05/15/2038	16,410	18,316
5.00% due 07/15/2038	407,910	455,199
5.00% due 08/15/2038	66,802	74,502
5.00% due 11/15/2038	183,690	204,981
5.00% due 12/15/2038	667,507	745,018
5.00% due 06/15/2039	898,242	1,004,357
5.00% due 08/15/2039	250,164	279,944
5.00% due 07/15/2040	207,685	231,625
5.00% due 04/15/2041	576,375	644,436
5.50% due 10/15/2032	2,561	2,898
5.50% due 11/15/2032	3,862	4,364
5.50% due 02/15/2033	144,682	163,583
5.50% due 05/15/2033	97,910	111,628
5.50% due 06/15/2033	126,956	144,203
5.50% due 07/15/2033	18,169	20,689
5.50% due 08/15/2033	18,192	20,597
5.50% due 09/15/2033	7,609	8,645
5.50% due 11/15/2033	273,266	309,962
5.50% due 01/15/2034	355,433	404,038
5.50% due 02/15/2034	82,903	94,197
5.50% due 03/15/2034	1,126,983	1,279,919
5.50% due 04/15/2034	36,852	42,066
5.50% due 05/15/2034	77,696	89,483
5.50% due 06/15/2034	27,365	31,008
5.50% due 07/15/2034	44,675	50,970
5.50% due 08/15/2034	28,331	32,252
5.50% due 09/15/2034	526,618	594,750
5.50% due 10/15/2034	370,683	422,564
5.50% due 04/15/2036	50,187	56,880
6.00% due 03/15/2028	8,586	9,780
6.00% due 06/15/2028	16,246	18,517
6.00% due 08/15/2028	52,891	60,870
6.00% due 09/15/2028	37,514	42,754
6.00% due 10/15/2028	13,138	14,964
6.00% due 11/15/2028	3,429	3,905
6.00% due 12/15/2028	74,790	85,280
6.00% due 03/15/2029	390	445
6.00% due 04/15/2029	3,145	3,599
6.00% due 01/15/2032	11,102	12,810
6.00% due 02/15/2032	273	311
6.00% due 07/15/2032	12,182	14,111
6.00% due 09/15/2032	13,599	15,501
6.00% due 10/15/2032	284,633	330,382
6.00% due 11/15/2032	17,903	20,411
6.00% due 01/15/2033	4,023	4,611
6.00% due 02/15/2033	32,678	37,884
6.00% due 03/15/2033	46,016	53,642
6.00% due 04/15/2033	51,454	58,653
6.00% due 05/15/2033	113,090	128,943
6.00% due 12/15/2033	36,935	43,055
6.00% due 08/15/2034	7,673	8,941
6.00% due 09/15/2034	110,779	127,545
6.00% due 10/15/2034	97,473	113,606
6.00% due 05/15/2036	39,072	45,445
6.00% due 06/15/2036	367,584	427,587
6.00% due 07/15/2036	4,352,644	5,059,929
6.00% due 08/15/2036	163,531	190,213
6.00% due 12/15/2036	327,042	380,344
6.00% due 02/15/2037	93,913	108,929
6.00% due 08/15/2037	121,149	138,026
6.00% due 01/15/2038	491,974	568,013

6.00% due 03/15/2038	214,355	244,077
6.00% due 07/15/2038	207,112	235,827
6.00% due 08/15/2038	571,343	651,275
6.00% due 09/15/2038	1,101,764	1,259,003
6.00% due 10/15/2038	1,422,980	1,632,252
6.00% due 11/15/2038	508,454	579,314
6.00% due 12/15/2038	415,725	473,365
6.00% due 01/15/2039	344,919	397,088
6.00% due 02/15/2039	233,739	266,350
6.00% due 04/15/2039	201,080	231,323
6.00% due 12/15/2039	283,265	322,544
6.00% due 03/15/2040	280,212	319,095
6.00% due 04/15/2040	121,324	138,148
6.00% due 06/15/2041	409,251	466,048
6.00% due 09/15/2041	75,189	85,571
6.50% due 05/15/2023	6,537	7,483
6.50% due 06/15/2023	5,743	6,575
6.50% due 07/15/2023	22,187	25,399
6.50% due 08/15/2023	2,283	2,614
6.50% due 10/15/2023	19,230	22,014
6.50% due 11/15/2023	25,365	29,038
6.50% due 12/15/2023	67,124	76,843
6.50% due 02/15/2027	2,274	2,670
6.50% due 12/15/2027	2,597	2,973
6.50% due 01/15/2028	23,623	27,051
6.50% due 02/15/2028	10,366	11,866
6.50% due 03/15/2028	42,565	49,459
6.50% due 04/15/2028	20,913	24,144
6.50% due 05/15/2028	57,246	65,556
6.50% due 06/15/2028	117,800	135,317
6.50% due 07/15/2028	103,980	119,031
6.50% due 08/15/2028	54,681	63,369
6.50% due 09/15/2028	88,905	102,053
6.50% due 10/15/2028	76,099	87,333
6.50% due 11/15/2028	84,463	97,068
6.50% due 12/15/2028	89,942	103,362
6.50% due 01/15/2029	2,059	2,357
6.50% due 02/15/2029	14,048	16,082
6.50% due 03/15/2029	22,249	25,471
6.50% due 04/15/2029	17,907	20,501
6.50% due 05/15/2029	65,040	74,457
6.50% due 06/15/2029	25,528	29,225
6.50% due 03/15/2031	5,023	5,749
6.50% due 04/15/2031	1,196	1,444
6.50% due 05/15/2031	115,068	132,060
6.50% due 06/15/2031	60,598	69,373
6.50% due 07/15/2031	172,295	199,482
6.50% due 08/15/2031	31,820	36,506
6.50% due 09/15/2031	112,146	128,435
6.50% due 10/15/2031	98,544	115,837
6.50% due 11/15/2031	44,436	51,207
6.50% due 01/15/2032	207,796	238,914
6.50% due 02/15/2032	75,821	87,469
6.50% due 03/15/2032	1,836	2,102
6.50% due 04/15/2032	13,904	15,917
6.50% due 05/15/2032	59,062	67,624
7.00% due 11/15/2031	46,207	54,400
7.00% due 03/15/2032	28,020	33,566
7.00% due 01/15/2033	38,433	46,734
7.00% due 05/15/2033	102,646	123,916
7.00% due 07/15/2033	79,503	95,494
7.00% due 11/15/2033	104,434	127,081
8.00% due 10/15/2029	433	435
8.00% due 12/15/2029	6,481	6,831
8.00% due 01/15/2030	17,785	18,906
8.00% due 03/15/2030	134	135
8.00% due 04/15/2030	24,608	25,008
8.00% due 06/15/2030	1,670	1,735
8.00% due 08/15/2030	1,995	1,995
8.00% due 09/15/2030	23,398	24,284
8.00% due 11/15/2030	2,611	3,075
8.00% due 12/15/2030	4,706	5,124
8.00% due 02/15/2031	40,060	44,011
8.00% due 03/15/2031	12,171	12,383
10.00% due 04/20/2016	570	575
10.00% due 05/20/2016	719	727
10.00% due 08/20/2016	487	498
10.00% due 01/20/2017	1,356	1,376
10.00% due 02/20/2017	1,262	1,269
10.00% due 03/20/2017	1,548	1,569
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HA
7.50% due 09/16/2035(2)	103,390	117,205
Series 2005-74, Class HB
7.50% due 09/16/2035(2)	490,553	562,631
Series 2005-74, Class HC
7.50% due 09/16/2035(2)	181,052	210,543

		92,867,187

Sovereign Agency - 0.7%
Tennessee Valley Authority Senior Notes 4.63% due 09/15/2060	7,400,000	8,668,486
Resolution Funding Corp. STRIPS zero coupon due 07/15/2020	2,500,000	2,278,970

		10,947,456

Total U.S. Government Agencies
(cost $682,295,046)		690,932,167

U.S. GOVERNMENT TREASURIES - 29.0%
United States Treasury Bonds - 4.7%
2.88% due 05/15/2043	37,880,000	40,359,966
3.13% due 08/15/2044	1,435,000	1,607,761
3.38% due 05/15/2044	6,825,000	7,995,378
3.63% due 02/15/2044	13,965,000	17,075,481

		67,038,586

United States Treasury Notes - 24.3%
0.50% due 08/31/2016	121,729,400	121,881,562
0.50% due 01/31/2017	17,400,000	17,401,357
0.63% due 05/31/2017	16,000,000	16,001,248
0.63% due 08/31/2017	54,000,000	53,902,962
0.75% due 03/31/2018	2,800,000	2,787,532
1.00% due 03/31/2017	16,000,000	16,133,744
1.00% due 09/15/2017	12,000,000	12,082,500

1.00% due 05/31/2018	9,800,000	9,811,486
1.25% due 11/30/2018	6,800,000	6,832,409
1.38% due 07/31/2018	18,200,000	18,411,866
1.38% due 09/30/2018	23,200,000	23,446,500
2.00% due 02/15/2025	5,000,000	5,031,640
2.13% due 12/31/2015(4)	1,500,000	1,521,093
2.25% due 11/15/2024	9,600,000	9,869,251
2.38% due 08/15/2024	5,325,000	5,535,502
2.75% due 02/15/2024	21,675,000	23,229,509
3.13% due 04/30/2017	4,500,000	4,735,197

		348,615,358

Total U.S. Government Treasuries (cost $398,571,324)		415,653,944

Total Long-Term Investment Securities (cost $1,406,966,317)		1,457,179,220

SHORT-TERM INVESTMENT SECURITIES - 7.5%
U.S. Government Agencies - 7.5%
Federal Home Loan Bank Disc. Notes
0.05% due 05/06/2015	45,000,000	44,997,593
0.09% due 06/05/2015	62,000,000	61,993,180

Total Short-Term Investment Securities (cost $106,987,627)		106,990,773

REPURCHASE AGREEMENTS - 2.8%
Bank of America Securities LLC Joint Repurchase Agreement(5)	7,465,000	7,465,000
Barclays Capital PLC Joint Repurchase Agreement(5)	7,440,000	7,440,000
BNP Paribas SA Joint Repurchase Agreement(5)	7,440,000	7,440,000
Deutsche Bank AG Joint Repurchase Agreement(5)	8,880,000	8,880,000
RBS Securities, Inc. Joint Repurchase Agreement(5)	8,680,000	8,680,000

Total Repurchase Agreements (cost $39,905,000)		39,905,000

TOTAL INVESTMENTS (cost $1,553,858,944)(6)	112.0%	1,604,074,993
Liabilities in excess of other assets	(12.0)	(171,630,016)

NET ASSETS	100.0%	$1,432,444,977

FORWARD SALES CONTRACTS - (9.9)%
U.S. Government Agencies - (9.9)%
Federal National Mtg. Assoc. - (9.2)%
4.50% due April TBA	(120,800,000)	(131,785,274)

Government National Mtg. Assoc. - (0.7)%
4.00% due April TBA	(2,875,000)	(3,085,234)
6.00% due April TBA	(6,100,000)	(6,943,411)

		(10,028,645)

Total Forward Sales Contracts (cost $140,947,207)		$(141,813,919)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2015, the aggregate value of these securities was $70,556,988 representing 4.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	See Note 4 for cost of investments on a tax basis.
REMIC -	Real Estate Mortgage Investment Conduit
STRIPS -	Separate trading of registered interest and principal of securities
TBA -	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
VRS -	Variable Rate Security

The rates shown on VRS are the current interest rates at March 31, 2015 and unless noted otherwise, the dates shown are the original maturity date.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2015	Unrealized Appreciation (Depreciation)
250	Short	U.S. Treasury 5 Year Note	June 2015	$29,851,762	$30,052,734	$(200,972)
11	Short	U.S. Treasury 10 Year Note	June 2015	1,389,781	1,417,969	(28,188)

						$(229,160)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$72,056,382	$—	$72,056,382
U.S. Corporate Bonds & Notes:
Transport-Services	—	6,501,855	2,843,573	9,345,428
Other Industries	—	159,887,081	—	159,887,081
Foreign Corporate Bonds & Notes	—	67,179,360	—	67,179,360
Foreign Government Obligations	—	6,618,720	—	6,618,720
Municipal Bonds & Notes	—	35,506,138	—	35,506,138
U.S. Government Agencies	—	690,932,167	—	690,932,167
U.S. Government Treasuries	—	415,653,944	—	415,653,944
Short-Term Investment Securities	—	106,990,773	—	106,990,773
Repurchase Agreements	—	39,905,000	—	39,905,000

Total Investments at Value	$—	$1,601,231,420	$2,843,573	$1,604,074,993

LIABILITIES:
Forward Sales Contracts:
U.S. Government Agencies	$—	$141,813,919	$—	$141,813,919

Other Financial Instruments:+
Open Futures Contracts	$229,160	$—	$—	$229,160

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 59.5%
Advertising Agencies - 0.0%

Alliance Data Systems Corp.†	32	$9,480
Interpublic Group of Cos., Inc.	431	9,534
Omnicom Group, Inc.	152	11,853

		30,867

Advertising Services - 0.1%

Aimia, Inc.	17,495	177,749
Publicis Groupe SA	2,476	47,713

		225,462

Aerospace/Defense - 1.1%

Boeing Co.	5,795	869,714
Lockheed Martin Corp.	1,804	366,140
Northrop Grumman Corp.	2,464	396,605
Raytheon Co.	3,293	359,760
Rockwell Collins, Inc.	115	11,103
Teledyne Technologies, Inc.†	2,700	288,171

		2,291,493

Aerospace/Defense-Equipment - 0.0%

KLX, Inc.†	30	1,156

Agricultural Chemicals - 0.2%

Incitec Pivot, Ltd. ADR†	116,808	362,105
Monsanto Co.	233	26,222

		388,327

Airlines - 0.5%

Alaska Air Group, Inc.	8,926	590,723
American Airlines Group, Inc.	354	18,684
Cathay Pacific Airways, Ltd. ADR	6,054	69,409
Copa Holdings SA, Class A	3,677	371,267
Southwest Airlines Co.	322	14,265
United Continental Holdings, Inc.†	198	13,315

		1,077,663

Apparel Manufacturers - 0.3%

Michael Kors Holdings, Ltd.†	120	7,890
Ralph Lauren Corp.	957	125,845
Under Armour, Inc., Class A†	102	8,237
VF Corp.	5,380	405,168

		547,140

Applications Software - 0.5%

Citrix Systems, Inc.†	128	8,175
Intuit, Inc.	146	14,156
Microsoft Corp.	27,757	1,128,461
Red Hat, Inc.†	144	10,908
salesforce.com, Inc.†	298	19,910
ServiceNow, Inc.†	108	8,508

		1,190,118

Athletic Footwear - 0.4%

NIKE, Inc., Class B	8,970	899,960

Auction Houses/Art Dealers - 0.1%

Ritchie Bros. Auctioneers, Inc.	9,200	229,448

Audio/Video Products - 0.0%

Harman International Industries, Inc.	64	8,552

Auto-Cars/Light Trucks - 0.2%

Nissan Motor Co., Ltd. ADR	21,933	445,898
Tesla Motors, Inc.†	48	9,061

		454,959

Auto-Heavy Duty Trucks - 0.4%

New Flyer Industries, Inc.	9,820	109,167
PACCAR, Inc.	13,122	828,523

		937,690

Auto/Truck Parts & Equipment-Original - 0.8%

Autoliv, Inc.	7,540	887,986
BorgWarner, Inc.	191	11,552
Johnson Controls, Inc.	16,432	828,830
WABCO Holdings, Inc.†	82	10,076

		1,738,444

Banks-Commercial - 1.3%

Australia & New Zealand Banking Group, Ltd. ADR	3,221	89,512
Bank of Nova Scotia	4,664	234,273
City Holding Co.	885	41,622
Cullen/Frost Bankers, Inc.	13,103	905,155
East West Bancorp, Inc.	6,390	258,539
First Financial Bancorp	2,200	39,182
FirstMerit Corp.	7,959	151,698
Grupo Financiero Santander Mexico SAB de CV ADR, Class B	8,230	89,872
M&T Bank Corp.	2,067	262,509
PacWest Bancorp	5,029	235,810
SVB Financial Group†	2,225	282,664
Umpqua Holdings Corp.	8,591	147,593
Washington Trust Bancorp, Inc.	2,632	100,516

		2,838,945

Banks-Fiduciary - 0.1%

State Street Corp.	2,275	167,281

Banks-Super Regional - 1.6%

PNC Financial Services Group, Inc.	10,469	976,130
US Bancorp	20,985	916,415
Wells Fargo & Co.	27,748	1,509,491

		3,402,036

Batteries/Battery Systems - 0.1%

Energizer Holdings, Inc.	2,300	317,515

Beverages-Non-alcoholic - 0.5%

Coca-Cola Co.	15,969	647,543
Coca-Cola Enterprises, Inc.	197	8,707
Dr Pepper Snapple Group, Inc.	2,499	196,121
Monster Beverage Corp.†	70	9,688
PepsiCo, Inc.	2,509	239,911

		1,101,970

Beverages-Wine/Spirits - 0.1%

Brown-Forman Corp., Class B	2,668	241,054
Constellation Brands, Inc., Class A†	106	12,318

		253,372

Brewery - 0.2%

AMBEV SA ADR	67,140	386,726

Broadcast Services/Program - 0.0%

Discovery Communications, Inc., Class A†	298	9,166

Building & Construction Products-Misc. - 0.0%

Fortune Brands Home & Security, Inc.	192	9,116

Building Products-Cement - 0.0%

Martin Marietta Materials, Inc.	75	10,485

Building Products-Doors & Windows - 0.1%

Apogee Enterprises, Inc.	5,270	227,664

Building Products-Wood - 0.0%

Masco Corp.	357	9,532

Building-Heavy Construction - 0.0%

Granite Construction, Inc.	2,625	92,242
SBA Communications Corp., Class A†	78	9,134

		101,376

Cable/Satellite TV - 0.1%

Charter Communications, Inc., Class A†	62	11,973
Comcast Corp., Class A	989	55,849
DIRECTV†	213	18,126
DISH Network Corp., Class A†	118	8,267
Time Warner Cable, Inc.	137	20,534

		114,749

Casino Hotels - 0.0%

Las Vegas Sands Corp.	220	12,109
Wynn Resorts, Ltd.	53	6,671

		18,780

Cellular Telecom - 0.1%

China Mobile, Ltd. ADR	2,635	171,354
MTN Group, Ltd. ADR	2,677	45,656

		217,010

Chemicals-Diversified - 0.9%

Akzo Nobel NV ADR	17,600	442,904
Axiall Corp.	1,247	58,534
E.I. du Pont de Nemours & Co.	9,166	655,094
FMC Corp.	3,750	214,688
Huntsman Corp.	8,567	189,930
LyondellBasell Industries NV, Class A	204	17,911
PPG Industries, Inc.	1,440	324,778

		1,903,839

Chemicals-Specialty - 0.8%

Albemarle Corp.	2,633	139,128
Cabot Corp.	17,258	776,610
Eastman Chemical Co.	128	8,865
Ecolab, Inc.	132	15,098
H.B. Fuller Co.	10,946	469,255
International Flavors & Fragrances, Inc.	3,005	352,787

		1,761,743

Coal - 0.1%

Alliance Resource Partners LP	3,849	128,672

Coatings/Paint - 0.4%

RPM International, Inc.	2,155	103,418
Sherwin-Williams Co.	39	11,096
Valspar Corp.	7,800	655,434

		769,948

Coffee - 0.0%

Keurig Green Mountain, Inc.	67	7,486

Commercial Services-Finance - 0.0%

Automatic Data Processing, Inc.	230	19,697
FleetCor Technologies, Inc.†	55	8,301
MasterCard, Inc., Class A	415	35,852
McGraw Hill Financial, Inc.	133	13,752
Moody’s Corp.	110	11,418

		89,020

Computer Aided Design - 0.1%

Autodesk, Inc.†	3,510	205,826

Computer Services - 0.5%

Accenture PLC, Class A	602	56,401
Cognizant Technology Solutions Corp., Class A†	307	19,154
Indra Sistemas SA ADR	36,900	214,020
International Business Machines Corp.	4,041	648,581
Teradata Corp.†	2,693	118,869

		1,057,025

Computer Software - 0.2%

Akamai Technologies, Inc.†	127	9,023
Kudelski SA (BR)(1)	25,500	313,567

		322,590

Computers - 1.3%

Apple, Inc.	22,514	2,801,417

Computers-Integrated Systems - 0.0%

MTS Systems Corp.	946	71,565

Computers-Memory Devices - 0.3%

EMC Corp.	29,357	750,365
SanDisk Corp.	84	5,344

		755,709

Consulting Services - 0.0%

Verisk Analytics, Inc., Class A†	117	8,354

Consumer Products-Misc. - 0.5%

Kimberly-Clark Corp.	1,827	195,690
Tumi Holdings, Inc.†	24,600	601,716
WD-40 Co.	2,413	213,647

		1,011,053

Containers-Metal/Glass - 0.0%

Ball Corp.	122	8,618

Containers-Paper/Plastic - 0.1%

Packaging Corp. of America	1,902	148,717
Sealed Air Corp.	199	9,067

		157,784

Cosmetics & Toiletries - 0.3%

Colgate-Palmolive Co.	335	23,229
Estee Lauder Cos., Inc., Class A	133	11,060
Procter & Gamble Co.	4,146	339,723
Unilever NV	7,800	325,728

		699,740

Cruise Lines - 0.1%

Carnival Corp.	3,825	182,988

Data Processing/Management - 0.8%

Broadridge Financial Solutions, Inc.	1,848	101,658
Fair Isaac Corp.	13,689	1,214,488
Fidelity National Information Services, Inc.	7,293	496,362
Fiserv, Inc.†	140	11,116

Paychex, Inc.	164	8,137

		1,831,761

Dialysis Centers - 0.2%

DaVita HealthCare Partners, Inc.†	4,400	357,632

Distribution/Wholesale - 0.2%

Fastenal Co.	178	7,376
Genuine Parts Co.	2,448	228,129
Pool Corp.	3,653	254,833

		490,338

Diversified Banking Institutions - 1.0%

BNP Paribas SA ADR	10,800	327,510
Goldman Sachs Group, Inc.	1,320	248,121
HSBC Holdings PLC ADR	8,300	353,497
JPMorgan Chase & Co.	19,516	1,182,279

		2,111,407

Diversified Manufacturing Operations - 0.8%

3M Co.	1,302	214,765
Crane Co.	5,078	316,918
Dover Corp.	128	8,847
General Electric Co.	17,549	435,391
Illinois Tool Works, Inc.	163	15,834
Parker-Hannifin Corp.	3,408	404,802
Siemens AG ADR	1,900	205,580
Vesuvius PLC(1)	20,500	149,342

		1,751,479

Diversified Minerals - 0.1%

BHP Billiton, Ltd. ADR	5,590	259,767

E-Commerce/Products - 0.4%

Amazon.com, Inc.†	1,489	554,057
eBay, Inc.†	3,974	229,220

		783,277

E-Commerce/Services - 0.0%

Liberty Interactive Corp., Class A†	268	7,823
Netflix, Inc.†	30	12,501
Priceline Group, Inc.†	23	26,775

		47,099

Electric Products-Misc. - 0.1%

AMETEK, Inc.	189	9,930
Emerson Electric Co.	2,692	152,421
Littelfuse, Inc.	828	82,295

		244,646

Electric-Integrated - 1.7%

ALLETE, Inc.	2,517	132,797
Alliant Energy Corp.	2,686	169,218
Duke Energy Corp.	3,696	283,779
Edison International	2,175	135,872
Eversource Energy	17,946	906,632
Great Plains Energy, Inc.	3,662	97,702
NextEra Energy, Inc.	2,617	272,299
PNM Resources, Inc.	3,842	112,187
Wisconsin Energy Corp.	19,094	945,153
Xcel Energy, Inc.	16,835	586,026

		3,641,665

Electric-Transmission - 0.0%

ITC Holdings Corp.	2,505	93,762

Electronic Components-Misc. - 0.5%

Corning, Inc.	9,650	218,862
Garmin, Ltd.	11,632	552,753
TE Connectivity, Ltd.	4,600	329,452

		1,101,067

Electronic Components-Semiconductors - 1.2%

Altera Corp.	8,142	349,373
Avago Technologies, Ltd.	1,518	192,756
Intel Corp.	9,176	286,934
Microchip Technology, Inc.	35,337	1,727,979
Micron Technology, Inc.†	480	13,022
Skyworks Solutions, Inc.	124	12,188
Texas Instruments, Inc.	471	26,934
Xilinx, Inc.	182	7,699

		2,616,885

Electronic Connectors - 0.0%

Amphenol Corp., Class A	211	12,434

Electronic Forms - 0.3%

Adobe Systems, Inc.†	9,950	735,703

Electronic Measurement Instruments - 0.1%

FLIR Systems, Inc.	2,250	70,380
Trimble Navigation, Ltd.†	5,918	149,134

		219,514

Electronic Parts Distribution - 0.5%

Arrow Electronics, Inc.†	13,700	837,755
Avnet, Inc.	4,298	191,261

		1,029,016

Electronic Security Devices - 0.0%

Tyco International PLC	224	9,645

Engineering/R&D Services - 0.1%

Fluor Corp.	152	8,688
Jacobs Engineering Group, Inc.†	3,115	140,674

		149,362

Engines-Internal Combustion - 0.0%

Cummins, Inc.	107	14,834

Enterprise Software/Service - 0.6%

Informatica Corp.†	4,921	215,810
Omnicell, Inc.†	4,806	168,691
Oracle Corp.	16,990	733,119
Tyler Technologies, Inc.†	2,089	251,787

		1,369,407

Entertainment Software - 0.0%

Electronic Arts, Inc.†	158	9,293

Filtration/Separation Products - 0.0%

Donaldson Co., Inc.	216	8,145
Pall Corp.	92	9,236

		17,381

Finance-Credit Card - 0.3%

American Express Co.	370	28,904

Discover Financial Services	8,417	474,298
Visa, Inc., Class A	792	51,805

		555,007

Finance-Investment Banker/Broker - 0.3%

Charles Schwab Corp.	18,432	561,070
LPL Financial Holdings, Inc.	181	7,939
TD Ameritrade Holding Corp.	250	9,315

		578,324

Finance-Leasing Companies - 0.0%

Fly Leasing, Ltd. ADR	2,425	35,308

Finance-Mortgage Loan/Banker - 0.9%
FNF Group	52,603	1,933,686

Finance-Other Services - 0.2%

Deutsche Boerse AG ADR	59,200	479,816

Food-Meat Products - 0.0%
Darling Ingredients, Inc.†	2,276	31,887

Food-Misc./Diversified - 0.8%

B&G Foods, Inc.	17,500	515,025
General Mills, Inc.	5,398	305,527
Ingredion, Inc.	1,466	114,084
Kellogg Co.	126	8,310
Kraft Foods Group, Inc.	2,735	238,259
McCormick & Co., Inc.	3,714	286,387
Orkla ASA ADR	49,200	370,476

		1,838,068

Food-Retail - 0.7%

Dairy Farm International Holdings, Ltd. ADR	2,808	130,881
Kroger Co.	12,022	921,607
Tesco PLC ADR	21,300	228,123
Whole Foods Market, Inc.	5,778	300,918

		1,581,529

Gambling (Non-Hotel) - 0.0%

OPAP SA ADR	21,500	98,685

Gas-Distribution - 0.6%

ONE Gas, Inc.	1,923	83,131
Sempra Energy	10,683	1,164,661
Vectren Corp.	2,130	94,018

		1,341,810

Home Decoration Products - 0.1%

Newell Rubbermaid, Inc.	3,109	121,469

Hotels/Motels - 0.0%

Marriott International, Inc., Class A	132	10,602
Red Lion Hotels Corp.†	4,876	32,523
Wyndham Worldwide Corp.	122	11,037

		54,162

Housewares - 0.3%

Tupperware Brands Corp.	9,776	674,740

Human Resources - 0.4%
Adecco SA ADR	9,700	401,920
Robert Half International, Inc.	3,150	190,638
TrueBlue, Inc.†	7,207	175,490

		768,048

Industrial Automated/Robotic - 0.0%

Rockwell Automation, Inc.	104	12,063

Industrial Gases - 0.1%

Air Products & Chemicals, Inc.	1,220	184,562
Airgas, Inc.	68	7,215
Praxair, Inc.	118	14,247

		206,024

Instruments-Controls - 0.1%

Honeywell International, Inc.	2,553	266,303

Instruments-Scientific - 0.5%

FEI Co.	1,832	139,855
Thermo Fisher Scientific, Inc.	3,453	463,876
Waters Corp.†	4,573	568,515

		1,172,246

Insurance Brokers - 0.2%

Aon PLC	102	9,804
Arthur J. Gallagher & Co.	2,485	116,174
Marsh & McLennan Cos., Inc.	149	8,357
Willis Group Holdings PLC	7,800	375,804

		510,139

Insurance-Life/Health - 0.0%

StanCorp Financial Group, Inc.	650	44,590

Insurance-Multi-line - 1.2%

ACE, Ltd.	10,784	1,202,308
Allstate Corp.	3,906	277,990
MetLife, Inc.	15,446	780,795
XL Group PLC	8,538	314,199

		2,575,292

Insurance-Property/Casualty - 1.1%

AmTrust Financial Services, Inc.	2,361	134,542
Catlin Group, Ltd. ADR	8,700	182,265
Chubb Corp.	3,651	369,116
HCC Insurance Holdings, Inc.	19,699	1,116,342
Markel Corp.†	767	589,792

		2,392,057

Insurance-Reinsurance - 0.3%

PartnerRe, Ltd.	1,156	132,165
Reinsurance Group of America, Inc.	119	11,090
Swiss Re AG ADR	4,786	462,304
Validus Holdings, Ltd.	3,646	153,496

		759,055

Internet Content-Entertainment - 0.0%

Facebook, Inc., Class A†	827	67,992
Twitter, Inc.†	235	11,769

		79,761

Internet Content-Information/News - 0.0%

LinkedIn Corp., Class A†	363	90,699

Internet Infrastructure Software - 0.0%

F5 Networks, Inc.†	68	7,816

Internet Telephone - 0.4%

j2 Global, Inc.	13,374	878,404

Investment Companies - 0.3%

Ares Capital Corp.	13,568	232,962
Hercules Technology Growth Capital, Inc.	9,777	131,794
Oaktree Capital Group LLC	2,662	137,519
Triangle Capital Corp.	2,706	61,724

		563,999

Investment Management/Advisor Services - 0.8%

Affiliated Managers Group, Inc.†	50	10,739
Ameriprise Financial, Inc.	1,818	237,867
BlackRock, Inc.	1,579	577,661
Eaton Vance Corp.	196	8,161
Franklin Resources, Inc.	10,875	558,105
T. Rowe Price Group, Inc.	3,024	244,884

		1,637,417

Machine Tools & Related Products - 0.3%

Lincoln Electric Holdings, Inc.	10,788	705,427

Machinery-Construction & Mining - 0.1%

Caterpillar, Inc.	1,698	135,891

Machinery-Farming - 0.7%

AG Growth International, Inc.	7,300	295,723
AGCO Corp.	2,395	114,098
Deere & Co.	12,938	1,134,533

		1,544,354

Machinery-General Industrial - 0.2%

Applied Industrial Technologies, Inc.	3,814	172,927
IDEX Corp.	1,921	145,669
Wabtec Corp.	91	8,646

		327,242

Machinery-Pumps - 0.0%

Flowserve Corp.	152	8,586
Graco, Inc.	111	8,010

		16,596

Medical Information Systems - 0.0%

Cerner Corp.†	149	10,916

Medical Instruments - 0.7%

Bio-Techne Corp.	2,503	251,026
Edwards Lifesciences Corp.†	4,579	652,324
Intuitive Surgical, Inc.†	18	9,091
Medtronic PLC	7,212	562,464
St. Jude Medical, Inc.	135	8,829

		1,483,734

Medical Products - 1.1%

Baxter International, Inc.	242	16,577
Becton Dickinson and Co.	4,484	643,858
Halyard Health Inc†	3,477	171,068
Henry Schein, Inc.†	60	8,377
Sonova Holding AG ADR	14,300	397,183
Stryker Corp.	108	9,963
Teleflex, Inc.	7,198	869,734
Varian Medical Systems, Inc.†	2,082	195,895

		2,312,655

Medical Sterilization Products - 0.1%

STERIS Corp.	1,952	137,167

Medical-Biomedical/Gene - 0.3%

Alexion Pharmaceuticals, Inc.†	97	16,810
Amgen, Inc.	312	49,873
Biogen Idec, Inc.†	104	43,913
BioMarin Pharmaceutical, Inc.†	109	13,584
Celgene Corp.†	362	41,731
Gilead Sciences, Inc.†	4,268	418,819
Illumina, Inc.†	66	12,252
Incyte Corp.†	98	8,983
Regeneron Pharmaceuticals, Inc.†	38	17,156
Vertex Pharmaceuticals, Inc.†	114	13,449

		636,570

Medical-Drugs - 2.6%

Abbott Laboratories	16,110	746,376
AbbVie, Inc.	13,283	777,587
Bristol-Myers Squibb Co.	6,039	389,515
Endo International PLC†	107	9,598
Furiex Pharmaceuticals CVR†(2)(3)	17	0
GlaxoSmithKline PLC ADR	8,045	371,277
Johnson & Johnson	9,077	913,146
Merck & Co., Inc.	9,689	556,924
Novartis AG ADR	6,529	643,825
Novo Nordisk A/S ADR	4,800	256,272
Pfizer, Inc.	14,992	521,572
Roche Holding AG ADR	12,805	440,236
Salix Pharmaceuticals, Ltd.†	50	8,640
Shire PLC ADR	319	76,334
Zoetis, Inc.	270	12,498

		5,723,800

Medical-Generic Drugs - 0.6%

Actavis PLC†	1,794	533,930
Mylan NV†	203	12,048
Perrigo Co. PLC	598	98,999
Teva Pharmaceutical Industries, Ltd. ADR	10,671	664,804

		1,309,781

Medical-Hospitals - 0.5%

Universal Health Services, Inc., Class B	8,838	1,040,321

Medical-Wholesale Drug Distribution - 0.4%

AmerisourceBergen Corp.	108	12,276
McKesson Corp.	3,918	886,252

		898,528

Metal Processors & Fabrication - 0.1%

Precision Castparts Corp.	1,248	262,080

Metal-Copper - 0.0%

Freeport-McMoRan, Inc.	2,414	45,745

Miscellaneous Manufacturing - 0.1%

AptarGroup, Inc.	4,575	290,604

Motorcycle/Motor Scooter - 0.1%

Harley-Davidson, Inc.	4,229	256,869

Multimedia - 0.7%

Twenty-First Century Fox, Inc., Class A	624	21,116
Viacom, Inc., Class B	5,053	345,120
Vivendi SA ADR	5,800	143,898
Walt Disney Co.	10,367	1,087,395

		1,597,529

Networking Products - 0.2%

Cisco Systems, Inc.	9,847	271,039
Polycom, Inc.†	7,333	98,262

		369,301

Non-Ferrous Metals - 0.1%

Cameco Corp.	12,401	172,746

Non-Hazardous Waste Disposal - 0.3%

Republic Services, Inc.	9,045	366,865
Waste Connections, Inc.	5,704	274,591

		641,456

Office Furnishings-Original - 0.3%

HNI Corp.	13,100	722,727

Oil & Gas Drilling - 0.2%

Ensco PLC, Class A	9,900	208,593
Helmerich & Payne, Inc.	3,098	210,881

		419,474

Oil Companies-Exploration & Production - 1.5%

Apache Corp.	5,220	314,923
Cabot Oil & Gas Corp.	235	6,939
California Resources Corp.	1	8
Cimarex Energy Co.	8,465	974,237
Concho Resources, Inc.†	101	11,708
Crescent Point Energy Corp.	13,477	300,494
Devon Energy Corp.	6,186	373,078
Energen Corp.	3,508	231,528
EOG Resources, Inc.	258	23,656
Noble Energy, Inc.	196	9,584
Occidental Petroleum Corp.	12,320	899,360
Pioneer Natural Resources Co.	82	13,408
Southwestern Energy Co.†	261	6,052
Vermilion Energy, Inc.	3,517	147,866

		3,312,841

Oil Companies-Integrated - 1.5%

Chevron Corp.	10,036	1,053,579
Exxon Mobil Corp.	15,477	1,315,545
Marathon Oil Corp.	9,895	258,359
Royal Dutch Shell PLC ADR	9,940	623,238

		3,250,721

Oil Field Machinery & Equipment - 0.1%

FMC Technologies, Inc.†	187	6,921
Natural Gas Services Group, Inc.†	5,363	103,077

		109,998

Oil Refining & Marketing - 0.7%

Cheniere Energy, Inc.†	139	10,759
HollyFrontier Corp.	23,454	944,492
Marathon Petroleum Corp.	5,259	538,469
Phillips 66	128	10,061
Suburban Propane Partners LP	2,670	114,730

		1,618,511

Oil-Field Services - 0.2%

Halliburton Co.	433	19,000
Oceaneering International, Inc.	130	7,011
Schlumberger, Ltd.	3,811	317,990

		344,001

Paper & Related Products - 0.0%

International Paper Co.	159	8,823

Pharmacy Services - 0.0%

Express Scripts Holding Co.†	318	27,593

Pipelines - 0.6%

EnLink Midstream Partners LP	5,919	146,436
Enterprise Products Partners LP	11,173	367,927
Kinder Morgan, Inc.	13,614	572,605
Targa Resources Partners LP	5,413	223,882
Williams Cos., Inc.	333	16,846

		1,327,696

Poultry - 0.0%

Sanderson Farms, Inc.	939	74,791

Power Converter/Supply Equipment - 0.0%

Hubbell, Inc., Class B	846	92,739

Private Equity - 0.2%

KKR & Co. LP	18,494	421,848

Real Estate Investment Trusts - 3.2%

Agree Realty Corp.	2,683	88,458
Alexandria Real Estate Equities, Inc.	8,372	820,791
American Capital Agency Corp.	13,935	297,234
American Tower Corp.	147	13,840
Annaly Capital Management, Inc.	32,175	334,620
Apartment Investment & Management Co., Class A	246	9,683
BioMed Realty Trust, Inc.	8,036	182,096
Capstead Mtg. Corp.	12,141	142,900
Colony Financial, Inc.	8,500	220,320
Crown Castle International Corp.	157	12,959
CYS Investments, Inc.	13,308	118,574
Digital Realty Trust, Inc.	19,576	1,291,233
EastGroup Properties, Inc.	619	37,227
EPR Properties	3,008	180,570
Equity LifeStyle Properties, Inc.	203	11,155
Essex Property Trust, Inc.	1,046	240,475
Hatteras Financial Corp.	8,636	156,830
HCP, Inc.	5,111	220,846
Health Care REIT, Inc.	117	9,051
Medical Properties Trust, Inc.	15,527	228,868
Omega Healthcare Investors, Inc.	20,700	839,799
Plum Creek Timber Co., Inc.	9,965	432,979
Sabra Health Care REIT, Inc.	4,395	145,694
Simon Property Group, Inc.	86	16,825
Tanger Factory Outlet Centers, Inc.	17,200	604,924
Ventas, Inc.	4,194	306,246
Weyerhaeuser Co.	4,000	132,600

		7,096,797

Real Estate Management/Services - 0.0%

CBRE Group, Inc., Class A†	359	13,897

Rental Auto/Equipment - 0.3%

Aaron’s, Inc.	21,102	597,398
Hertz Global Holdings, Inc.†	368	7,978
McGrath RentCorp	2,503	82,374
United Rentals, Inc.†	83	7,566

		695,316

Respiratory Products - 0.0%

ResMed, Inc.	148	10,623

Retail-Apparel/Shoe - 0.2%

Coach, Inc.	241	9,985
Gap, Inc.	216	9,359
lululemon athletica, Inc.†	7,700	492,954
PVH Corp.	61	6,500
Ross Stores, Inc.	118	12,433

		531,231

Retail-Auto Parts - 0.0%

AutoZone, Inc.†	14	9,550
O’Reilly Automotive, Inc.†	46	9,947

		19,497

Retail-Automobile - 0.1%

CarMax, Inc.†	107	7,384
Copart, Inc.†	7,888	296,352

		303,736

Retail-Building Products - 0.2%

Home Depot, Inc.	4,058	461,030
Lowe’s Cos., Inc.	447	33,252

		494,282

Retail-Discount - 0.5%

Costco Wholesale Corp.	7,312	1,107,731
Dollar General Corp.	119	8,970
Dollar Tree, Inc.†	116	9,413

		1,126,114

Retail-Drug Store - 0.3%

CVS Health Corp.	6,218	641,760
Walgreens Boots Alliance, Inc.	316	26,759

		668,519

Retail-Gardening Products - 0.0%

Tractor Supply Co.	86	7,315

Retail-Jewelry - 0.3%

Tiffany & Co.	6,865	604,189

Retail-Major Department Stores - 0.3%

Nordstrom, Inc.	8,388	673,724
TJX Cos., Inc.	312	21,856

		695,580

Retail-Regional Department Stores - 0.0%

Macy’s, Inc.	156	10,126

Retail-Restaurants - 0.5%

Chipotle Mexican Grill, Inc.†	13	8,457
Dunkin’ Brands Group, Inc.	185	8,799
McDonald’s Corp.	349	34,007
Starbucks Corp.	11,065	1,047,855
Yum! Brands, Inc.	206	16,216

		1,115,334

Retirement/Aged Care - 0.0%

Brookdale Senior Living, Inc.†	212	8,005

Rubber-Tires - 0.2%

Bridgestone Corp. ADR	19,700	395,280
Goodyear Tire & Rubber Co.	333	9,018

		404,298

Satellite Telecom - 0.1%

Inmarsat PLC ADR	22,800	312,132

Savings & Loans/Thrifts - 0.4%

Washington Federal, Inc.	37,620	820,304

Security Services - 0.2%

Secom Co., Ltd. ADR	22,700	379,203

Semiconductor Components-Integrated Circuits - 0.5%

Linear Technology Corp.	173	8,097
Maxim Integrated Products, Inc.	10,883	378,837
QUALCOMM, Inc.	4,277	296,567
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	21,827	512,498

		1,195,999

Semiconductor Equipment - 0.4%

Applied Materials, Inc.	28,429	641,358
KLA-Tencor Corp.	117	6,820
Lam Research Corp.	4,004	281,221

		929,399

Steel-Producers - 0.2%

Reliance Steel & Aluminum Co.	4,419	269,913
Schnitzer Steel Industries, Inc., Class A	6,014	95,382

		365,295

SupraNational Banks - 0.2%

Banco Latinoamericano de Comercio Exterior SA, Class E	15,936	522,541

Telecom Services - 0.2%

BCE, Inc.	8,960	379,545
Consolidated Communications Holdings, Inc.	1,497	30,539
Level 3 Communications, Inc.†	176	9,476

		419,560

Telecommunication Equipment - 0.1%

Harris Corp.	1,810	142,556

Telephone-Integrated - 0.5%

Verizon Communications, Inc.	21,254	1,033,582

Television - 0.1%

CBS Corp., Class B	273	16,552
Sinclair Broadcast Group, Inc., Class A	6,604	207,432

		223,984

Tobacco - 0.2%

Altria Group, Inc.	760	38,015
Imperial Tobacco Group PLC ADR	3,300	290,268
Lorillard, Inc.	202	13,201
Philip Morris International, Inc.	403	30,358

		371,842

Tools-Hand Held - 0.2%

Snap-on, Inc.	3,188	468,827

Toys - 1.0%

Hasbro, Inc.	28,460	1,799,810
Mattel, Inc.	13,454	307,424

		2,107,234

Transport-Equipment & Leasing - 0.1%

Greenbrier Cos., Inc.	1,792	103,936
TAL International Group, Inc.	1,471	59,914

		163,850

Transport-Marine - 0.3%

Kirby Corp.†	7,600	570,380

Transport-Rail - 0.4%

Kansas City Southern	74	7,554
Norfolk Southern Corp.	2,441	251,228
Union Pacific Corp.	5,743	622,024

		880,806

Transport-Services - 0.6%

Expeditors International of Washington, Inc.	20,416	983,643
FedEx Corp.	63	10,423
TNT Express NV ADR	17,900	112,770
United Parcel Service, Inc., Class B	1,854	179,727

		1,286,563

Veterinary Diagnostics - 0.1%

VCA, Inc.†	4,462	244,607

Vitamins & Nutrition Products - 0.0%

Mead Johnson Nutrition Co.	116	11,661

Water - 0.1%
California Water Service Group	4,300	105,393

Web Hosting/Design - 0.0%

Equinix, Inc.	40	9,314

Web Portals/ISP - 0.4%

Google, Inc., Class A†	947	525,301
Google, Inc., Class C†	674	369,352

		894,653

Total Common Stocks (cost $98,278,694)		130,251,776

EXCHANGE-TRADED FUNDS - 3.8%

iShares MSCI Emerging Markets Index ETF	115,100	4,618,963
Vanguard Global ex-U.S. Real Estate ETF	66,300	3,730,701

Total Exchange-Traded Funds (cost $8,100,982)		8,349,664

PREFERRED SECURITIES/CAPITAL SECURITIES - 0.8%
Banks-Super Regional - 0.3%

PNC Financial Services Group, Inc. FRS 6.75% due 08/01/2021(4)	250,000	278,125
Wells Fargo & Co. FRS Series K 7.98% due 03/15/2018(4)	250,000	273,750

		551,875

Diversified Banking Institutions - 0.5%

Bank of America Corp. FRS Series M 8.13% due 05/15/2018(4)	500,000	539,375
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(4)	500,000	538,125

		1,077,500

Total Preferred Securities/Capital Securities (cost $1,502,639)		1,629,375

ASSET BACKED SECURITIES - 3.9%
Diversified Financial Services - 3.9%

ACE Securities Corp. FRS Series 2005-WF1, Class A2C 0.85% due 05/25/2035	127,967	127,418
ACE Securities Corp. Mtg. Loan Trust Series 2007-D1, Class A2 6.34% due 02/25/2038*(5)	200,000	194,937
ACE Securities Corp. Mtg. Loan Trust Series 2007-D1, Class A4 6.93% due 02/25/2038*(5)	167,301	164,259
American Credit Acceptance Receivables Trust Series 2012-3, Class A 1.64% due 11/15/2016*	7,062	7,062
AmeriCredit Automobile Receivables Trust Series 2014-2, Class A2A 0.54% due 10/10/2017	150,189	150,083
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-T28, Class AJ 5.95% due 09/11/2042(6)	300,000	324,187
Cabela’s Credit Card Master Note Trust FRS Series 2014-2, Class A 0.62% due 07/15/2022	250,000	249,357
Capital Auto Receivables Asset Trust Series 2013-1, Class A4 0.97% due 01/22/2018	200,000	200,110
Citigroup Mtg. Loan Trust, Inc. VRS Series 2009-11, Class 6A1 1.52% due 10/25/2035*(7)	11,462	11,470

Citigroup Mtg. Loan Trust, Inc. FRS Series 2010-10, Class 2A2 2.43% due 02/25/2036*(7)	400,000	360,214
Citigroup Mtg. Loan Trust, Inc. FRS Series 2009-6, Class 12A1 2.63% due 07/25/2036*(7)	96,456	96,787
Citigroup Mtg. Loan Trust, Inc. Series 2010-9, Class 3A1 4.25% due 01/25/2036*(7)	194,833	199,509
Countrywide Home Loan Mtg. Pass Through Trust Series 2004-J1, Class 1A1 4.50% due 01/25/2019(7)	3,120	3,164
CPS Auto Receivables Trust Series 2013-B, Class A 1.82% due 09/15/2020*	115,662	115,155
Credit Suisse First Boston Mtg. Securities Corp. FRS Series 2004-AR4, Class 5A4 1.13% due 05/25/2034(7)	16,304	15,940
Credit Suisse Mtg. Capital Certs. VRS Series 2013-IVR1, Class A2 3.00% due 03/25/2043*(7)	176,517	176,821
Goldman Sachs Mtg. Securities Trust VRS Series 2011-GC5, Class AS 5.21% due 08/10/2044*(6)	300,000	344,956
Goldman Sachs Mtg. Securities Trust Series 2011-GC5, Class D 5.31% due 08/10/2044*(6)	300,000	320,047
GSMSC Pass-Through Trust FRS Series 2009-4R, Class 2A1 0.62% due 12/26/2036*(7)	78,325	77,081
Jefferies Resecuritization Trust VRS Series 2009-R2, Class 2A 2.56% due 12/26/2037*(7)	194,424	193,890
Jefferies Resecuritization Trust Series 2010-R4, Class 1A1 5.00% due 10/26/2036*(7)	86,421	88,416
JPMorgan Chase Commercial Mtg. Securities Corp. VRS Series 2013-C16, Class B 4.94% due 12/15/2046(6)	200,000	226,068
KeyCorp Student Loan Trust FRS Series 2006-A, Class 2A4 0.58% due 09/27/2035	250,000	241,929
MASTR Alternative Loan Trust Series 2005-1, Class 2A1 6.00% due 02/25/2035(7)	100,587	110,659
Morgan Stanley Re-REMIC Trust FRS Series 2010-R1, Class 2B 2.50% due 07/26/2035*(7)	300,000	283,153
New Century Home Equity Loan Trust FRS Series 2005-3, Class M1 0.65% due 07/25/2035	125,116	124,568
New Residential Mortgage Loan Trust VRS Series 2014-3A, Class B1 4.75% due 11/25/2054*(7)	234,227	248,622
OneMain Financial Issuance Trust Series 2014-1A, Class A 2.43% due 06/18/2024*	210,000	210,317
PFS Financing Corp. FRS Series 2013-AA, Class A 0.72% due 02/15/2018*	100,000	99,999
Residential Accredit Loans, Inc. Series 2003-QS23, Class A1 5.00% due 12/26/2018(7)	56,279	57,044
Residential Asset Securities Corp. VRS Series 2003-KS10, Class AI4 4.47% due 03/25/2032	41,780	42,276
Santander Drive Auto Receivables Trust Series 2014-2, Class A2A 0.54% due 07/17/2017	143,935	143,802
Sequoia Mtg. Trust VRS Series 2013-4, Class A3 1.55% due 04/25/2043(7)	210,633	203,492
SLM Private Credit Student Loan Trust FRS Series 2002-A, Class A2 0.82% due 12/16/2030	197,301	194,548
SLM Private Education Loan Trust FRS Series 2013-A, Class A1 0.77% due 08/15/2022*	61,465	61,519
Soundview Home Loan Trust FRS Series 2005-CTX1, Class M1 0.59% due 11/25/2035	43,683	43,105
Springleaf Funding Trust VRS Series 2013-AA, Class A 2.58% due 09/15/2021*	215,442	216,400
Springleaf Mtg. Loan Trust Series 2012-2A, Class A 2.22% due 10/25/2057*(7)	81,254	81,505
Springleaf Mtg. Loan Trust VRS Series 2013-1A, Class M1 2.31% due 06/25/2058*(7)	100,000	98,120
Springleaf Mtg. Loan Trust Series 2013-3A, Class M1 3.79% due 09/25/2057*(7)	200,000	201,465
Structured Asset Securities Corp. VRS Pass Through Certs. Series 2004-3, Class 4A1 5.66% due 03/25/2034(7)	73,307	76,308
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class AS 3.35% due 03/10/2046*(6)	200,000	204,605
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C25, Class AM 5.72% due 05/15/2043(6)	300,000	313,304
Wells Fargo Home Equity Trust FRS Series 2004-2, Class A21B 0.59% due 10/25/2034	15,785	15,333

WF-RBS Commercial Mortgage Trust Series 2013-C14, Class D 4.00% due 06/15/2046*(6)	300,000	285,589
WF-RBS Commercial Mortgage Trust Series 2014-LC14, Class C 4.34% due 03/15/2047(6)	300,000	312,733
WF-RBS Commercial Mtg. Trust Series 2011-C3, Class A4 4.38% due 03/15/2044*(6)	415,000	461,576
WF-RBS Commercial Mortgage Trust Series 2014-C23, Class B 4.38% due 10/15/2057(6)	300,000	326,579
WF-RBS Commercial Mortgage Trust Series 2014-C20, Class C 4.51% due 05/15/2047(6)	300,000	316,987

Total Asset Backed Securities (cost $8,368,544)		8,622,468

CONVERTIBLE BONDS & NOTES - 0.3%
Auto/Truck Parts & Equipment-Original - 0.2%

Meritor, Inc. Company Guar. Notes 7.88% due 03/01/2026(5)	250,000	373,593

Pharmacy Services - 0.1%

Omnicare, Inc. Company Guar. Notes 3.25% due 12/15/2035	72,000	78,750
Omnicare, Inc. Company Guar. Notes 3.50% due 02/15/2044	90,000	109,519

		188,269

Total Convertible Bonds & Notes (cost $404,104)		561,862

U.S. CORPORATE BONDS & NOTES - 16.7%
Aerospace/Defense - 0.1%

Lockheed Martin Corp. Senior Notes 4.07% due 12/15/2042	250,000	261,123

Airlines - 0.2%

US Airways Pass Through Trust Pass Through Certs. Series 2012-2, Class B 6.75% due 12/03/2022	461,350	498,258

Alternative Waste Technology - 0.2%

ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	500,000	522,500

Auto-Cars/Light Trucks - 0.4%

American Honda Finance Corp. Senior Notes 3.88% due 09/21/2020*	250,000	271,133
General Motors Co. Senior Notes 4.88% due 10/02/2023	500,000	541,357

		812,490

Banks-Commercial - 0.1%

KeyBank NA Sub. Notes 7.41% due 10/15/2027	250,000	250,586

Banks-Super Regional - 0.5%

JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/2017	250,000	276,711
US Bancorp Senior Notes 3.00% due 03/15/2022	250,000	258,974
US Bancorp Sub. Notes 3.60% due 09/11/2024	250,000	260,815
Wells Fargo Bank NA Sub. Notes 6.00% due 11/15/2017	250,000	279,322

		1,075,822

Beverages-Non-alcoholic - 0.4%

Innovation Ventures LLC/Innovation Ventures Finance Corp. Senior Sec. Notes 9.50% due 08/15/2019*	750,000	757,500

Brewery - 0.2%

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	500,000	493,287

Cable/Satellite TV - 0.3%

Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	500,000	627,923

Casino Hotels - 0.1%

Boyd Gaming Corp. Company Guar. Notes 9.13% due 12/01/2018	250,000	261,250

Casino Services - 0.1%

Peninsula Gaming LLC Company Guar. Notes 8.38% due 02/15/2018*	250,000	263,125

Chemicals-Diversified - 0.2%

Axiall Corp. Company Guar. Notes 4.88% due 05/15/2023	250,000	248,125
Eagle Spinco, Inc. Company Guar. Notes 4.63% due 02/15/2021	250,000	247,188

		495,313

Computer Services - 0.1%

International Business Machines Corp. Senior Notes 1.95% due 02/12/2019	250,000	253,668

Computers - 0.2%

Apple, Inc. Senior Notes 2.40% due 05/03/2023	500,000	493,861

Containers-Paper/Plastic - 0.4%

Graphic Packaging International, Inc. Company Guar. Notes 4.88% due 11/15/2022	500,000	518,750
Sealed Air Corp. Company Guar. Notes 6.88% due 07/15/2033*	250,000	263,125

		781,875

Diversified Banking Institutions - 0.9%

Bank of America Corp. Senior Notes 3.88% due 03/22/2017	250,000	261,634
Citigroup, Inc. Senior Notes 6.13% due 05/15/2018	250,000	281,375
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	500,000	568,607
JPMorgan Chase & Co. Senior Notes 3.63% due 05/13/2024	250,000	259,948
Morgan Stanley FRS Senior Notes 1.11% due 01/24/2019	250,000	250,833
Morgan Stanley Senior Notes 6.25% due 08/09/2026	250,000	310,458

		1,932,855

Diversified Financial Services - 0.5%

General Electric Capital Corp. FRS Senior Notes 0.76% due 01/14/2019	250,000	250,277
General Electric Capital Corp. FRS Senior Notes 1.27% due 03/15/2023	250,000	253,212
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/2021	500,000	577,564

		1,081,053

Electric-Generation - 0.1%

Indiantown Cogeneration LP 1st Mtg. Notes 9.77% due 12/15/2020	218,393	250,060

Electric-Integrated - 1.0%

NiSource Finance Corp. Company Guar. Notes 6.25% due 12/15/2040	250,000	332,532
PacifiCorp Notes 5.25% due 06/15/2035	500,000	610,461
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021	1,000,000	917,395
Public Service Co. of New Mexico Senior Notes 7.95% due 05/15/2018	250,000	293,495

		2,153,883

Electric-Transmission - 0.3%

Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	500,000	640,507

Electronic Components-Misc. - 0.1%

Corning, Inc. Senior Notes 4.75% due 03/15/2042	250,000	272,758

Enterprise Software/Service - 0.1%

Oracle Corp. Senior Notes 3.40% due 07/08/2024	250,000	262,797

Finance-Auto Loans - 0.2%

Ford Motor Credit Co. LLC Senior Notes 3.98% due 06/15/2016	500,000	515,515

Finance-Commercial - 0.1%

Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	250,000	242,500

Finance-Investment Banker/Broker - 0.4%

Jefferies Group LLC Senior Notes 3.88% due 11/09/2015	250,000	253,359
Jefferies Group LLC Senior Notes 5.13% due 04/13/2018	250,000	262,826
Jefferies Group LLC Senior Notes 8.50% due 07/15/2019	250,000	299,002

		815,187

Food-Flour & Grain - 0.2%

Post Holdings, Inc. Company Guar. Notes 7.38% due 02/15/2022	500,000	517,500

Food-Misc./Diversified - 0.1%

Ingredion, Inc. Senior Notes 3.20% due 11/01/2015	250,000	253,069

Gambling (Non-Hotel) - 0.3%

Greektown Holdings LLC/Greektown Mothership Corp Senior Sec. Notes 8.88% due 03/15/2019*	500,000	527,500

Hotels/Motels - 0.3%

Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	500,000	542,500

Independent Power Producers - 0.4%

GenOn Energy, Inc. Senior Notes 9.88% due 10/15/2020	500,000	506,250
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018	250,000	275,312

		781,562

Industrial Gases - 0.1%
Airgas, Inc. Senior Notes 1.65% due 02/15/2018	250,000	248,932

Insurance-Life/Health - 0.1%

Prudential Covered Trust Series 2012-1, Class 1 3.00% due 09/30/2015*	210,000	212,081

Insurance-Mutual - 0.1%

New York Life Global Funding Sec. Notes 1.45% due 12/15/2017*	250,000	252,159

Insurance-Property/Casualty - 0.3%

Fidelity National Financial, Inc. Senior Notes 6.60% due 05/15/2017	500,000	546,300

Insurance-Reinsurance - 0.2%

Berkshire Hathaway Finance Corp. FRS Company Guar. Notes 0.58% due 01/12/2018	500,000	500,821

Internet Security - 0.1%

VeriSign, Inc. Senior Notes 5.25% due 04/01/2025*	250,000	255,000

Medical Instruments - 0.3%

Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035*	500,000	543,722

Medical Labs & Testing Services - 0.5%

Roche Holdings, Inc. FRS Company Guar. Notes 0.61% due 09/30/2019*	500,000	500,834
Vantage Oncology LLC/Vantage Oncology Finance Co. Senior Sec. Notes 9.50% due 06/15/2017*	500,000	482,500

		983,334

Medical-Biomedical/Gene - 0.5%

Amgen, Inc. Senior Notes 2.20% due 05/22/2019	250,000	253,230
Amgen, Inc. Senior Notes 3.88% due 11/15/2021	250,000	269,000
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	250,000	263,633
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	250,000	279,430

		1,065,293

Medical-Drugs - 0.1%

AbbVie, Inc. Senior Notes 2.90% due 11/06/2022	250,000	247,990

Medical-Hospitals - 0.3%

HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	500,000	540,000

Non-Hazardous Waste Disposal - 0.1%

Republic Services, Inc. Company Guar. Notes 5.25% due 11/15/2021	250,000	287,115

Office Automation & Equipment - 0.2%

CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	500,000	523,750

Oil & Gas Drilling - 0.3%

Nabors Industries, Inc. Company Guar. Notes 5.10% due 09/15/2023	500,000	478,832

Rowan Cos., Inc. Company Guar. Notes 4.88% due 06/01/2022	250,000	240,285

		719,117

Oil Companies-Exploration & Production - 0.8%

Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.50% due 05/15/2019	500,000	420,312
W&T Offshore, Inc. Company Guar. Notes 8.50% due 06/15/2019	750,000	453,750
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	250,000	248,125
Whiting Petroleum Corp. Company Guar. Notes 6.50% due 10/01/2018	500,000	500,000

		1,622,187

Oil Refining & Marketing - 0.4%

Phillips 66 Company Guar. Notes 2.95% due 05/01/2017	250,000	258,569
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	250,000	272,580
Tesoro Corp. Company Guar. Notes 5.38% due 10/01/2022	250,000	261,250

		792,399

Oil-Field Services - 0.2%

Exterran Partners LP/EXLP Finance Corp. Company Guar. Notes 6.00% due 04/01/2021	500,000	460,000

Physical Therapy/Rehabilitation Centers - 0.4%

HealthSouth Corp. Company Guar. Notes 5.75% due 11/01/2024	750,000	780,000

Pipelines - 0.4%

El Paso Natural Gas Co. LLC Senior Notes 7.50% due 11/15/2026	500,000	625,188
Southeast Supply Header LLC Senior Notes 4.25% due 06/15/2024*	250,000	254,483

		879,671

Real Estate Investment Trusts - 1.2%

Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.60% due 04/01/2022	250,000	264,178
BioMed Realty LP Company Guar. Notes 2.63% due 05/01/2019	250,000	252,071
BioMed Realty LP Company Guar. Notes 6.13% due 04/15/2020	250,000	287,901
CubeSmart LP Company Guar. Notes 4.80% due 07/15/2022	250,000	276,157
Health Care REIT, Inc. Senior Notes 5.88% due 05/15/2015	250,000	251,511
Healthcare Realty Trust, Inc. Senior Notes 5.75% due 01/15/2021	250,000	282,444
Hospitality Properties Trust Senior Notes 4.65% due 03/15/2024	250,000	259,094
Hospitality Properties Trust Senior Notes 5.00% due 08/15/2022	250,000	266,100
Simon Property Group LP Senior Notes 4.13% due 12/01/2021	250,000	273,755
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	250,000	250,801

		2,664,012

Rental Auto/Equipment - 0.1%

ERAC USA Finance LLC Senior Notes 4.50% due 08/16/2021*	250,000	274,671

Savings & Loans/Thrifts - 0.0%

Washington Mutual Bank Escrow Notes 5.50% due 1/15/2013†(2)(3)	125,000	13

Special Purpose Entity - 0.1%

Murray Street Investment Trust I Company Guar. Notes 4.65% due 03/09/2017(5)	250,000	264,927

Steel-Specialty - 0.4%

Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	250,000	262,500
Allegheny Technologies, Inc. Senior Notes 6.38% due 08/15/2023	500,000	535,625

		798,125

Storage/Warehousing - 0.2%

Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	500,000	527,500

Telecom Services - 0.3%

Qwest Corp. Senior Notes 6.75% due 12/01/2021	500,000	573,125

Telephone-Integrated - 0.3%

Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/2019	500,000	516,875
Verizon Communications, Inc. Senior Notes 5.50% due 02/15/2018	200,000	222,215

		739,090

Trucking/Leasing - 0.2%

Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.13% due 05/11/2015*	250,000	250,528
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.75% due 05/11/2017*	250,000	260,745

		511,273

Total U.S. Corporate Bonds & Notes (cost $35,198,328)		36,450,434

FOREIGN CORPORATE BONDS & NOTES - 2.5%
Banks-Commercial - 0.2%

Australia & New Zealand Banking Group, Ltd. FRS Senior Notes 0.82% due 05/15/2018	250,000	250,920
ING Bank NV Senior Notes 3.75% due 03/07/2017*	250,000	261,382

		512,302

Cruise Lines - 0.2%

Royal Caribbean Cruises, Ltd. Senior Notes 7.25% due 03/15/2018	500,000	557,500

Diversified Minerals - 0.4%

Glencore Finance Canada ,Ltd. Company Guar. Notes 2.70% due 10/25/2017*(5)	250,000	253,659
Glencore Finance Canada, Ltd. Company Guar. Notes 4.95% due 11/15/2021*	500,000	540,228

		793,887

Electric-Integrated - 0.2%

TransAlta Corp. Senior Notes 4.50% due 11/15/2022	250,000	246,362
TransAlta Corp. Senior Notes 6.65% due 05/15/2018	200,000	222,297

		468,659

Medical-Generic Drugs - 0.1%

Actavis Funding SCS Company Guar. Notes 4.55% due 03/15/2035	250,000	260,580

Oil Companies-Integrated - 0.4%

BP Capital Markets PLC Company Guar. Notes 4.75% due 03/10/2019	750,000	830,097

Oil-Field Services - 0.2%

Weatherford International, Ltd. Company Guar. Notes 4.50% due 04/15/2022	500,000	456,993

Pipelines - 0.1%

Express Pipeline LLC Sec. Notes 7.39% due 12/31/2019*	148,600	157,719

Steel-Producers - 0.5%

ArcelorMittal Senior Notes 6.25% due 03/01/2021(5)	1,000,000	1,062,500

Transport-Marine - 0.2%

Navios Maritime Holdings, Inc./ Navios Maritime Finance II US, Inc. Senior Sec. Notes 7.38% due 01/15/2022*	500,000	466,250

Total Foreign Corporate Bonds & Notes (cost $5,383,904)		5,566,487

U.S. GOVERNMENT AGENCIES - 9.5%
Federal Home Loan Mtg. Corp. - 2.6%

2.00% due 06/01/2028	82,845	82,899
2.50% due 02/01/2028	226,143	232,473
3.00% due 01/01/2027	244,472	256,873
3.00% due 10/01/2042	290,896	298,255
3.50% due 02/01/2042	268,297	281,793
3.50% due 07/01/2042	162,944	171,516
3.50% due 09/01/2042	113,134	118,820
3.50% due 10/01/2042	173,961	183,404
3.50% due 08/01/2043	274,012	289,309
4.00% due 12/01/2040	367,857	395,647
4.50% due 07/01/2039	434,316	480,262
4.50% due 11/01/2043	175,757	196,608
5.00% due 04/01/2035	101,815	113,279
5.00% due 01/01/2040	152,520	170,278
5.50% due 11/01/2017	17,089	17,917
5.50% due 01/01/2018	14,338	15,033
5.50% due 05/01/2031	43,493	48,954
5.50% due 01/01/2036	76,724	86,712
6.00% due 04/01/2017	9,901	10,251
6.00% due 05/01/2017	16,792	17,390
6.00% due 05/01/2031	20,975	24,119
6.00% due 09/01/2032	13,255	15,100

6.50% due 01/01/2032	96,470	116,377
7.00% due 06/01/2015	20	20
7.00% due 03/01/2016	4,128	4,162
7.00% due 01/01/2032	9,727	10,594
7.50% due 12/01/2030	28,631	31,360
7.50% due 01/01/2031	30,449	33,832
7.50% due 02/01/2031	3,788	4,452
Federal Home Loan Mtg. Corp. REMIC
Series 4127, Class EJ
2.50% due 11/15/2032(7)	171,458	171,079
Series 4033, Class ED
2.50% due 10/15/2036(7)	304,013	311,310
Series 4206, Class NY
3.00% due 05/15/2033(7)	300,000	304,787
Series 4343, Class DI
3.50% due 08/15/2040(7)(8)	566,700	79,569
Series 4121, Class UI
3.50% due 10/15/2042(7)(8)	665,160	128,790
Series 3924, Class LB
4.00% due 05/15/2039(7)	200,000	211,549
Series 4135, Class DI
4.00% due 11/15/2042(7)(8)	430,598	83,064
Series 3844, Class QE
4.50% due 12/15/2040(7)	63,342	68,121
Federal Home Loan Mtg. Corp. STRIPS VRS
1.85% due 10/15/2037(7)(8)	3,544,117	252,341
1.88% due 02/15/2038(7)(8)	3,520,380	265,874

		5,584,173

Federal National Mtg. Assoc. - 4.4%

1.88% due 02/19/2019	750,000	767,304
2.00% due 10/01/2027	299,842	300,430
2.50% due 06/01/2027	427,242	439,916
2.50% due 07/01/2028	261,333	267,919
3.00% due 04/01/2027	71,375	75,101
3.00% due 05/01/2029	89,817	94,746
3.00% due 10/01/2042	166,447	170,760
3.00% due 12/01/2042	170,725	175,038
3.00% due 02/01/2043	408,247	418,820
3.00% due 04/01/2043	224,850	230,738
3.50% due 08/01/2033	257,218	271,993
3.50% due 03/01/2042	228,833	240,709
3.50% due 07/01/2042	128,873	135,841
3.50% due 09/01/2042	186,549	197,386
3.50% due 11/01/2042	249,989	264,866
4.00% due 09/01/2040	263,483	284,942
4.00% due 12/01/2040	200,305	217,743
4.00% due 01/01/2041	276,755	297,316
4.00% due 02/01/2041	151,822	162,774
4.00% due 11/01/2041	179,102	191,973
4.00% due 08/01/2043	449,161	489,916
4.00% due 10/01/2043	90,138	97,985
4.00% due 04/01/2044	94,914	103,572
4.00% due 08/01/2044	191,585	210,629
4.00% due 10/01/2044	288,421	311,317
4.50% due 01/01/2041	233,968	259,573
4.50% due 05/01/2041	112,028	122,805
4.50% due 09/01/2041	117,699	128,853
4.50% due 09/01/2043	531,890	595,859
4.50% due 10/01/2043	155,748	173,738
5.00% due 05/01/2033	81,495	92,412
5.00% due 02/01/2040	234,375	267,123
5.00% due 07/01/2041	390,875	444,013
6.00% due 08/01/2018	3,401	3,874
6.00% due 05/01/2031	10,361	11,925
6.00% due 08/01/2031	84,143	96,761
6.00% due 04/01/2032	27,313	31,475
6.50% due 06/01/2019	7,369	8,460
6.50% due 09/01/2024	23,771	27,292
6.50% due 09/01/2025	4,389	5,039
6.50% due 11/01/2025	7,069	8,116
6.50% due 05/01/2026	12,294	14,114
6.50% due 11/01/2027	719	825
6.50% due 01/01/2032	3,518	4,039
7.00% due 12/01/2015	100	100
7.00% due 04/01/2016	2,064	2,080
7.00% due 05/01/2029	7,200	8,626
7.00% due 09/01/2029	7,051	7,346
7.00% due 12/01/2029	1,060	1,064
7.00% due 01/01/2031	3,972	4,529
7.50% due 01/01/2031	14,577	16,401
7.50% due 02/01/2031	1,525	1,589
8.00% due 01/01/2016	5,314	5,375
Federal National Mtg. Assoc. REMIC
Series 2012-122, Class AD
2.00% due 02/25/2040(7)	82,145	81,176
Series 2013-2, Class BI
2.50% due 02/25/2028(7)(8)	750,694	66,986
Series 2012-16, Class GC
2.50% due 11/25/2041(7)	142,531	144,693
Series 2012-141, Class PB
2.50% due 12/25/2042(7)	200,000	187,685
Series 2012-149, Class IC
3.50% due 01/25/2028(7)(8)	622,028	75,942
Series 2014-21, Series ID
3.50% due 06/25/2033(7)(8)	867,380	115,308
Series 2012-125, Class IG
3.50% due 11/25/2042(7)(8)	597,945	109,145
Series 2002-16, Class TM
7.00% due 04/25/2032(7)	141,334	163,466

		9,707,541

Government National Mtg. Assoc. - 2.5%

0.69% due 05/16/2054 VRS(6)(8)	1,911,254	112,473
3.00% due 11/15/2042	296,801	306,950
3.00% due 02/15/2043	266,497	276,784
3.50% due 11/15/2041	187,091	197,405

3.50% due 09/15/2042	227,173	241,016
3.50% due 01/15/2044	150,237	160,884
4.00% due 08/15/2041	139,663	153,082
4.50% due 05/15/2039	80,657	89,155
4.50% due 10/15/2039	168,102	188,328
5.00% due 02/15/2040	119,880	134,012
5.50% due 07/20/2033	150,288	171,979
6.00% due 05/20/2032	37,978	43,957
6.00% due 07/20/2033	95,675	110,692
6.50% due 12/15/2023	20,877	23,900
6.50% due 03/20/2027	1,134	1,292
6.50% due 04/20/2027	9,789	11,152
7.00% due 12/15/2022	3,523	3,567
7.00% due 05/15/2023	675	684
7.00% due 06/15/2023	1,573	1,598
7.00% due 12/15/2023	4,307	4,940
7.00% due 04/15/2028	11,404	11,888
7.50% due 08/15/2030	14,046	14,458
7.50% due 09/15/2030	4,522	4,779
7.50% due 11/15/2030	18,823	20,275
7.50% due 01/15/2031	12,381	14,344
Government National Mtg. Assoc. REMIC
Series 2013-7, Class IO VRS
0.75% due 05/16/2053(6)(8)	1,232,840	79,359
Series 2012-44, Class IO VRS
0.76% due 03/16/2049(6)(8)	1,135,518	55,064
Series 2013-57, Class IO VRS
0.79% due 06/16/2054(6)(8)	2,874,562	144,619
Series 2013-74, Class IO VRS
0.80% due 12/16/2053(6)(8)	2,060,236	125,374
Series 2014-1, Class IO VRS
0.85% due 09/16/2055(6)(8)	3,823	230
Series 2012-125, Class IO VRS
0.86% due 02/16/2053(6)(8)	1,886,409	120,425
Series 2012-139, Class IO VRS
0.88% due 02/16/2053(6)(8)	2,396,470	169,613
Series 2012-131, Class IO VRS
0.88% due 02/16/2053(6)(8)	1,868,714	141,112
Series 2013-80, Class IO VRS
0.91% due 03/16/2052(6)(8)	1,922,409	154,329
Series 2013-101, Class IO VRS
0.91% due 10/16/2054(6)(8)	2,889,123	159,757
Series 2013-68, Class IO VRS
0.96% due 02/16/2046(6)(8)	1,344,906	89,282
Series 2013-30, Class IO VRS
0.98% due 09/16/2053(6)(8)	1,893,535	130,900
Series 2014-101, Class IO VRS
0.99% due 04/16/2056(6)(8)	1,216,760	93,127
Series 2015-7, Class IO VRS
1.02% due 01/16/2057(6)(8)	1,197,923	105,854
Series 2013-40, Class IO VRS
1.07% due 06/16/2054(6)(8)	2,224,883	146,927
Series 2014-70, Class IO VRS
1.33% due 03/16/2049(6)(8)	2,960,634	197,110
Series 2014-92, Class AB
1.78% due 06/16/2040(6)	94,093	96,146
Series 2014-13, Class A
2.60% due 09/16/2042(6)	242,829	253,708
Series 2015-9, Class A
2.90% due 02/16/2049(6)	99,520	103,455
Series 2014-13, Class VA VRS
3.00% due 01/16/2054(6)	169,233	179,950
Series 2011-27, Class CB VRS
3.48% due 07/16/2045(6)	248,933	260,491
Series 2012-3, Class LA
3.50% due 03/20/2038(7)	272,477	286,828
Series 2011-128, Class BI
4.00% due 09/16/2026(7)(8)	762,937	78,708
Series 2010-165, Class IP
4.00% due 04/20/2038(7)(8)	9,788	764
Series 2002-70, Class PA
4.50% due 08/20/2032(7)	9,210	9,499

		5,482,225

Total U.S. Government Agencies (cost $20,220,985)		20,773,939

U.S. GOVERNMENT TREASURIES - 0.5%
United States Treasury Bonds - 0.4%

United States Treasury Bonds
3.00% due 11/15/2044	250,000	273,926
5.25% due 11/15/2028	200,000	272,953
6.25% due 08/15/2023	300,000	404,602

		951,481

United States Treasury Notes - 0.1%

United States Treasury Notes
3.13% due 05/15/2021	200,000	217,734

Total U.S. Government Treasuries (cost $1,129,368)		1,169,215

LOANS(9)(10) — 0.3%
Oil & Gas Drilling — 0.3%

Drillships Financing Holding, Inc. FRS Tranche B-1 6.00% due 03/31/2021	249,367	189,769
Drillships Ocean Ventures, Inc. FRS BTL-B 5.50% due 07/25/2021	497,500	411,681

Total Loans (cost $692,210)		601,450

Total Long-Term Investment Securities (cost $179,279,758)		213,976,670

REPURCHASE AGREEMENT - 1.8%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 03/31/2015, to be repurchased 04/01/2015 in the amount of $3,893,000 and collateralized by $3,840,000 of United States Treasury Bonds, bearing interest at 2.25% due 11/15/2024 and having an approximate value of $3,974,400 (cost $3,893,000)	3,893,000	3,893,000

TOTAL INVESTMENTS (cost $183,172,758)(11)	99.6%	217,869,670
Other assets less liabilities	0.4	885,939

NET ASSETS	100.0%	$218,755,609

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2015, the aggregate value of these securities was $12,094,318 representing 5.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Illiquid security. At March 31, 2015, the aggregate value of these securities was $13 representing 0.0% of net assets.
(4)	Perpetual maturity - maturity date reflects the next call date.
(5)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of March 31, 2015.
(6)	Commercial Mortgage Backed Security
(7)	Collateralized Mortgage Obligation
(8)	Interest Only
(9)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(10)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(11)	See Note 4 for cost of investments on a tax basis.

ADR - American Depository Receipt

BR - Bearer Shares

BTL - Bank Term Loan

CVR - Contingent Value Rights

ETF - Exchange-Traded Fund

REMIC - Real Estate Mortgage Investment Conduit

STRIPS - Separate trading of registered interest and principal of securities

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2015 and unless noted otherwise, the dates shown are theoriginal maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Computer Software	$9,023	$313,567	$—	$322,590
Diversified Manufacturing Operations	1,602,137	149,342	—	1,751,479
Medical-Drugs	5,723,800	—	0	5,723,800
Other Industries	122,453,907	—	—	122,453,907
Exchange-Traded Funds	8,349,664	—	—	8,349,664
Preferred Securities/Capital Securities	—	1,629,375	—	1,629,375
Asset Backed Securities	—	8,622,468	—	8,622,468
Convertible Bonds & Notes	—	561,862	—	561,862
U.S. Corporate Bonds & Notes:
Savings & Loans/Thrifts	—	—	13	13
Other Industries	—	36,450,421	—	36,450,421
Foreign Corporate Bonds & Notes	—	5,566,487	—	5,566,487
U.S. Government Agencies	—	20,773,939	—	20,773,939
U.S. Government Treasuries	—	1,169,215	—	1,169,215
Loans	—	601,450	—	601,450
Repurchase Agreement	—	3,893,000	—	3,893,000

Total Investments at Value	$138,138,531	$79,731,126	$13	$217,869,670

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investements

Anchor Series Trust Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.8%
Aerospace/Defense - 0.7%

TransDigm Group, Inc.	6,345	$1,387,778

Apparel Manufacturers - 0.4%

Ralph Lauren Corp.	5,885	773,878

Applications Software - 3.9%

Intuit, Inc.	23,730	2,300,861
Microsoft Corp.	85,351	3,469,945
salesforce.com, Inc.†	23,750	1,586,737

		7,357,543

Banks-Super Regional - 3.2%

PNC Financial Services Group, Inc.	33,980	3,168,295
Wells Fargo & Co.	52,745	2,869,328

		6,037,623

Beverages-Non-alcoholic - 1.5%

Monster Beverage Corp.†	20,695	2,864,085

Chemicals-Diversified - 1.0%

Dow Chemical Co.	41,015	1,967,900

Coatings/Paint - 1.3%

Sherwin-Williams Co.	8,425	2,396,912

Commercial Services-Finance - 3.3%

Automatic Data Processing, Inc.	25,850	2,213,794
Equifax, Inc.	22,630	2,104,590
MasterCard, Inc., Class A	22,860	1,974,875

		6,293,259

Computer Services - 2.8%

Accenture PLC, Class A	23,490	2,200,778
Cognizant Technology Solutions Corp., Class A†	25,203	1,572,415
Genpact, Ltd.†	63,610	1,478,933

		5,252,126

Computer Software - 0.9%

Akamai Technologies, Inc.†	24,670	1,752,680

Computers - 4.5%

Apple, Inc.	67,550	8,405,246

Computers-Integrated Systems - 0.8%

Jack Henry & Associates, Inc.	22,255	1,555,402

Consulting Services - 0.7%

Verisk Analytics, Inc., Class A†	18,330	1,308,762

Containers-Metal/Glass - 1.1%

Crown Holdings, Inc.†	37,700	2,036,554

Cosmetics & Toiletries - 2.3%

Coty, Inc., Class A†	62,340	1,512,992
Estee Lauder Cos., Inc., Class A	33,110	2,753,427

		4,266,419

Diversified Banking Institutions - 4.1%

Citigroup, Inc.	61,725	3,180,072
JPMorgan Chase & Co.	75,395	4,567,429

		7,747,501

Diversified Manufacturing Operations - 1.9%

Eaton Corp. PLC	20,430	1,388,014
Illinois Tool Works, Inc.	21,655	2,103,567

		3,491,581

E-Commerce/Products - 1.0%

Amazon.com, Inc.†	5,240	1,949,804

E-Commerce/Services - 1.4%

Priceline Group, Inc.†	2,300	2,677,545

Electric Products-Misc. - 0.7%

AMETEK, Inc.	24,755	1,300,628

Electric-Integrated - 1.8%

American Electric Power Co., Inc.	28,935	1,627,594
NextEra Energy, Inc.	12,840	1,336,002
Pinnacle West Capital Corp.	7,880	502,350

		3,465,946

Electronic Components-Semiconductors - 2.3%

Freescale Semiconductor, Ltd.†	31,355	1,278,030
Intel Corp.	64,130	2,005,345
Micron Technology, Inc.†	36,513	990,598

		4,273,973

Entertainment Software - 0.7%

Activision Blizzard, Inc.	59,590	1,354,183

Finance-Consumer Loans - 0.5%

Santander Consumer USA Holdings, Inc.	36,980	855,717

Food-Misc./Diversified - 1.8%

Mondelez International, Inc., Class A	92,030	3,321,363

Human Resources - 0.7%

Team Health Holdings, Inc.†	21,840	1,277,858

Instruments-Controls - 1.2%

Honeywell International, Inc.	22,480	2,344,889

Insurance-Life/Health - 1.0%

Prudential Financial, Inc.	22,595	1,814,604

Insurance-Multi-line - 2.1%

ACE, Ltd.	13,130	1,463,863
Hartford Financial Services Group, Inc.	37,290	1,559,468
MetLife, Inc.	18,345	927,340

		3,950,671

Investment Management/Advisor Services - 2.0%

Ameriprise Financial, Inc.	17,770	2,325,027
BlackRock, Inc.	4,000	1,463,360

		3,788,387

Machinery-General Industrial - 0.8%

Middleby Corp.†	14,860	1,525,379

Medical Information Systems - 0.9%

Cerner Corp.†	22,710	1,663,735

Medical Products - 0.8%

Zimmer Holdings, Inc.	13,345	1,568,304

Medical-Biomedical/Gene - 3.7%

Biogen Idec, Inc.†	4,595	1,940,193
Celgene Corp.†	11,010	1,269,233
Gilead Sciences, Inc.†	9,188	901,618
Regeneron Pharmaceuticals, Inc.†	3,521	1,589,661
Vertex Pharmaceuticals, Inc.†	10,825	1,277,025

		6,977,730

Medical-Drugs - 5.4%

Alkermes PLC†	13,180	803,585
Bristol-Myers Squibb Co.	55,310	3,567,495
Eli Lilly & Co.	30,080	2,185,312
Merck & Co., Inc.	62,120	3,570,657

		10,127,049

Medical-Generic Drugs - 2.1%

Actavis PLC†	13,300	3,958,346

Medical-HMO - 2.9%

Aetna, Inc.	21,300	2,269,089
UnitedHealth Group, Inc.	26,175	3,096,241

		5,365,330

Medical-Wholesale Drug Distribution - 1.4%

McKesson Corp.	12,065	2,729,103

Multimedia - 1.4%

Twenty-First Century Fox, Inc., Class A	76,780	2,598,235

Networking Products - 1.1%

Cisco Systems, Inc.	72,121	1,985,131

Oil Companies-Exploration & Production - 2.5%

Anadarko Petroleum Corp.	20,105	1,664,895
EOG Resources, Inc.	15,600	1,430,364
Pioneer Natural Resources Co.	6,160	1,007,222
Southwestern Energy Co.†	24,649	571,610

		4,674,091

Oil Companies-Integrated - 2.0%

Chevron Corp.	24,350	2,556,263
Exxon Mobil Corp.	13,600	1,156,000

		3,712,263

Oil Refining & Marketing - 0.6%

Phillips 66	15,360	1,207,296

Oil-Field Services - 1.1%

Halliburton Co.	45,439	1,993,863

Publishing-Periodicals - 0.8%

Nielsen NV	33,880	1,510,032

Real Estate Investment Trusts - 0.5%

American Capital Agency Corp.	48,020	1,024,267

Rental Auto/Equipment - 0.7%

Hertz Global Holdings, Inc.†	60,095	1,302,860

Retail-Apparel/Shoe - 2.3%

PVH Corp.	19,522	2,080,265
Ross Stores, Inc.	21,870	2,304,223

		4,384,488

Retail-Arts & Crafts - 0.7%

Michaels Cos., Inc.†	47,100	1,274,526

Retail-Building Products - 2.0%

Lowe’s Cos., Inc.	50,240	3,737,354

Retail-Discount - 3.0%

Costco Wholesale Corp.	19,365	2,933,700
Dollar Tree, Inc.†	33,895	2,750,410

		5,684,110

Retail-Drug Store - 3.6%

CVS Health Corp.	39,275	4,053,573
Walgreens Boots Alliance, Inc.	31,185	2,640,746

		6,694,319

Retail-Restaurants - 1.7%

Starbucks Corp.	33,310	3,154,457

Telecommunication Equipment - 0.0%

Nortel Networks Corp.†	147	0

Telephone-Integrated - 1.0%

AT&T, Inc.	58,430	1,907,740

Tobacco - 1.2%

Altria Group, Inc.	45,225	2,262,154

Web Portals/ISP - 2.0%

Google, Inc., Class A†	3,400	1,885,980
Google, Inc., Class C†	3,349	1,835,252

		3,721,232

Total Common Stocks
(cost $155,569,139)		184,014,211

EXCHANGE-TRADED FUNDS - 1.0%

SPDR S&P 500 ETF Trust (cost $1,891,162)	9,110	1,880,577

Total Long-Term Investment Securities
(cost $157,460,301)		185,894,788

REPURCHASE AGREEMENTS - 1.9%
Bank of America Securities LLC Joint Repurchase Agreement(1)	$665,000	665,000
Barclays Capital PLC Joint Repurchase Agreement(1)	660,000	660,000
BNP Paribas SA Joint Repurchase Agreement(1)	660,000	660,000
Deutsche Bank AG Joint Repurchase Agreement(1)	805,000	805,000
RBS Securities, Inc. Joint Repurchase Agreement(1)	770,000	770,000

Total Repurchase Agreements
(cost $3,560,000)		3,560,000

TOTAL INVESTMENTS
(cost $161,020,301)(2)	100.7%	189,454,788
Liabilities in excess of other assets	(0.7)	(1,351,554)

NET ASSETS	100.0%	$188,103,234

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.

ETF - Exchange-Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$184,014,211	$—	$—	$184,014,211
Exchange-Traded Funds	1,880,577	—	—	1,880,577
Repurchase Agreements	—	3,560,000	—	3,560,000

Total Investments at Value	$185,894,788	$3,560,000	$—	$189,454,788

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

Anchor Series Trust Growth Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.8%
Aerospace/Defense - 1.3%

Lockheed Martin Corp.	20,311	$4,122,321
Northrop Grumman Corp.	23,144	3,725,258
Raytheon Co.	11,609	1,268,283

		9,115,862

Aerospace/Defense-Equipment - 0.8%

United Technologies Corp.	43,348	5,080,386

Airlines - 0.8%

American Airlines Group, Inc.	57,500	3,034,850
United Continental Holdings, Inc.†	39,895	2,682,939

		5,717,789

Appliances - 0.3%

Electrolux AB, Series B(1)	62,990	1,804,147

Applications Software - 2.6%

Intuit, Inc.	57,883	5,612,336
Microsoft Corp.	136,025	5,530,096
salesforce.com, Inc.†	39,231	2,621,023
Verint Systems, Inc.†	63,200	3,913,976

		17,677,431

Audio/Video Products - 0.7%

Harman International Industries, Inc.	33,814	4,518,565

Banks-Commercial - 0.9%

M&T Bank Corp.	42,004	5,334,508
South State Corp.	15,865	1,085,007

		6,419,515

Banks-Fiduciary - 0.4%

Northern Trust Corp.	33,931	2,363,294

Banks-Super Regional - 1.2%

PNC Financial Services Group, Inc.	88,582	8,259,386

Beverages-Non-alcoholic - 2.1%

Coca-Cola Co.	169,415	6,869,778
Monster Beverage Corp.†	54,649	7,563,149

		14,432,927

Beverages-Wine/Spirits - 0.1%

Treasury Wine Estates, Ltd.(1)	167,568	651,294

Brewery - 0.6%

Anheuser-Busch InBev NV ADR	30,707	3,743,490

Building-Mobile Home/Manufactured Housing - 0.4%

Thor Industries, Inc.	40,200	2,541,042
Winnebago Industries, Inc.	12,400	263,624

		2,804,666

Building-Residential/Commercial - 0.8%

D.R. Horton, Inc.	197,736	5,631,521

Cable/Satellite TV - 0.2%

Sky PLC(1)	97,170	1,429,886

Casino Hotels - 1.2%

Las Vegas Sands Corp.	116,458	6,409,848
Melco Crown Entertainment, Ltd. ADR	38,870	834,150
Sands China, Ltd.(1)	177,600	734,791

		7,978,789

Chemicals-Diversified - 0.6%

Celanese Corp., Series A	51,490	2,876,231
Huntsman Corp.	55,694	1,234,736

		4,110,967

Chemicals-Specialty - 0.2%

Cabot Corp.	24,384	1,097,280

Commercial Services-Finance - 1.2%

Automatic Data Processing, Inc.	31,378	2,687,212
Equifax, Inc.	60,931	5,666,583

		8,353,795

Computer Services - 2.6%

Accenture PLC, Class A	60,271	5,646,790
Cognizant Technology Solutions Corp., Class A†	68,295	4,260,925
Genpact, Ltd.†	191,319	4,448,167
IGATE Corp.†	76,700	3,272,022

		17,627,904

Computer Software - 1.0%

Akamai Technologies, Inc.†	97,669	6,938,894

Computers - 1.1%

Apple, Inc.	57,170	7,113,663

Computers-Memory Devices - 0.3%

EMC Corp.	83,398	2,131,653

Containers-Paper/Plastic - 0.4%

Packaging Corp. of America	37,280	2,914,923

Distribution/Wholesale - 0.7%

Rexel SA†(1)	58,541	1,104,365
WESCO International, Inc.†	54,441	3,804,881

		4,909,246

Diversified Banking Institutions - 2.0%

Citigroup, Inc.	88,070	4,537,366
Goldman Sachs Group, Inc.	9,394	1,765,790
JPMorgan Chase & Co.	114,275	6,922,780

		13,225,936

Diversified Financial Services - 0.2%

Julius Baer Group, Ltd.(1)	27,760	1,391,940

Diversified Manufacturing Operations - 1.1%

Eaton Corp. PLC	34,714	2,358,469
General Electric Co.	173,896	4,314,360
Sulzer AG(1)	8,158	896,645

		7,569,474

E-Commerce/Services - 1.7%

Netflix, Inc.†	8,793	3,663,955
Priceline Group, Inc.†	2,900	3,376,035
TripAdvisor, Inc.†	56,689	4,714,824

		11,754,814

E-Services/Consulting - 0.9%

CDW Corp.	170,759	6,359,065

Electric-Integrated - 1.0%

Exelon Corp.	72,804	2,446,942
PG&E Corp.	38,529	2,044,734
Xcel Energy, Inc.	66,417	2,311,976

		6,803,652

Electronic Components-Semiconductors - 0.4%

Microsemi Corp.†	69,683	2,466,778

Electronic Connectors - 0.8%

Amphenol Corp., Class A	97,040	5,718,567

Electronic Measurement Instruments - 0.6%

Trimble Navigation, Ltd.†	162,002	4,082,450

Entertainment Software - 1.1%

Activision Blizzard, Inc.	313,840	7,132,014

Finance-Consumer Loans - 0.7%

PRA Group, Inc.†	91,200	4,953,984

Finance-Credit Card - 0.1%

Blackhawk Network Holdings, Inc.†	22,400	801,248

Finance-Investment Banker/Broker - 0.4%

Raymond James Financial, Inc.	43,446	2,466,864

Financial Guarantee Insurance - 0.4%

Assured Guaranty, Ltd.	114,008	3,008,671

Gas-Transportation - 0.2%

Snam SpA(1)	301,228	1,459,074

Human Resources - 1.1%

Adecco SA(1)	52,919	4,408,465
ManpowerGroup, Inc.	33,800	2,911,870

		7,320,335

Industrial Gases - 0.9%

Praxair, Inc.	50,916	6,147,598

Insurance Brokers - 1.2%

Arthur J. Gallagher & Co.	71,419	3,338,838
Marsh & McLennan Cos., Inc.	83,198	4,666,576

		8,005,414

Insurance-Life/Health - 1.8%

Lincoln National Corp.	89,090	5,119,112
Principal Financial Group, Inc.	77,047	3,957,904
Torchmark Corp.	21,424	1,176,606
Unum Group	62,614	2,111,970

		12,365,592

Insurance-Multi-line - 1.7%

ACE, Ltd.	45,396	5,061,200
MetLife, Inc.	132,146	6,679,980

		11,741,180

Insurance-Property/Casualty - 1.4%

Fairfax Financial Holdings, Ltd.	7,689	4,310,284
Markel Corp.†	6,989	5,374,261

		9,684,545

Internet Content-Entertainment - 0.6%

Facebook, Inc., Class A†	48,895	4,019,902

Internet Content-Information/News - 0.6%

Yelp, Inc.†	91,840	4,348,624

Internet Infrastructure Software - 0.7%

F5 Networks, Inc.†	43,096	4,953,454

Internet Security - 0.8%

VeriSign, Inc.†	78,631	5,265,918

Investment Management/Advisor Services - 2.1%

Ameriprise Financial, Inc.	32,445	4,245,104
BlackRock, Inc.	12,698	4,645,436
Waddell & Reed Financial, Inc., Class A	107,469	5,324,014

		14,214,554

Medical Information Systems - 0.9%

Everyday Health, Inc.†	101,700	1,307,862
IMS Health Holdings, Inc.†	177,295	4,799,376

		6,107,238

Medical Instruments - 0.6%

Medtronic PLC	52,777	4,116,078

Medical Labs & Testing Services - 0.8%

ICON PLC†	77,000	5,430,810

Medical Products - 0.7%

Becton Dickinson and Co.	31,801	4,566,306

Medical-Biomedical/Gene - 7.4%

Amgen, Inc.	23,960	3,830,006
Biogen Idec, Inc.†	12,205	5,153,439
BioMarin Pharmaceutical, Inc.†	46,697	5,819,380
Celgene Corp.†	35,200	4,057,856
Gilead Sciences, Inc.†	56,995	5,592,920
Incyte Corp.†	59,902	5,490,617
Medivation, Inc.†	78,382	10,116,765
Regeneron Pharmaceuticals, Inc.†	12,169	5,494,060
Vertex Pharmaceuticals, Inc.†	36,691	4,328,437

		49,883,480

Medical-Drugs - 6.8%

Alkermes PLC†	59,633	3,635,824
Almirall SA†(1)	42,377	779,752
AstraZeneca PLC ADR	21,193	1,450,237
Bristol-Myers Squibb Co.	252,721	16,300,505
Johnson & Johnson	40,235	4,047,641
Merck & Co., Inc.	262,291	15,076,487
Roche Holding AG(1)	13,386	3,691,092
TESARO, Inc.†	18,116	1,039,858

		46,021,396

Medical-Generic Drugs - 1.2%

Actavis PLC†	27,690	8,241,098
Mylan NV†	3,600	213,660

		8,454,758

Medical-HMO - 1.6%

Aetna, Inc.	17,423	1,856,072
Anthem, Inc.	22,470	3,469,593
UnitedHealth Group, Inc.	46,161	5,460,385

		10,786,050

Medical-Hospitals - 0.7%

Universal Health Services, Inc., Class B	37,930	4,464,740

Medical-Wholesale Drug Distribution - 0.7%

Cardinal Health, Inc.	52,864	4,772,033

Metal-Aluminum - 0.2%

Constellium NV, Class A†	73,423	1,491,955

Metal-Diversified - 0.2%

Rio Tinto PLC ADR	32,211	1,333,535

Motorcycle/Motor Scooter - 1.0%

Harley-Davidson, Inc.	106,686	6,480,108

Multimedia - 0.3%

Quebecor, Inc., Class B	67,300	1,800,264

Networking Products - 1.6%

Cisco Systems, Inc.	391,466	10,775,102

Non-Ferrous Metals - 0.1%

Cameco Corp.	55,300	770,633

Office Furnishings-Original - 1.0%

Herman Miller, Inc.	136,325	3,784,382
Knoll, Inc.	115,030	2,695,153

		6,479,535

Oil & Gas Drilling - 0.5%

Atwood Oceanics, Inc.	99,923	2,808,836
Helmerich & Payne, Inc.	12,675	862,787

		3,671,623

Oil Companies-Exploration & Production - 3.8%

Anadarko Petroleum Corp.	41,838	3,464,605
BG Group PLC(1)	308,852	3,794,134
Canadian Natural Resources, Ltd.	85,854	2,636,576
Cobalt International Energy, Inc.†	104,200	980,522
Diamondback Energy, Inc.†	13,108	1,007,219
Laredo Petroleum, Inc.†	153,880	2,006,595
Pioneer Natural Resources Co.	42,499	6,949,012
QEP Resources, Inc.	39,712	827,995
Southwestern Energy Co.†	171,213	3,970,429

		25,637,087

Oil Companies-Integrated - 0.8%

Imperial Oil, Ltd.	130,493	5,204,061

Oil Field Machinery & Equipment - 0.2%

National Oilwell Varco, Inc.	32,595	1,629,424

Oil Refining & Marketing - 0.3%

HollyFrontier Corp.	48,614	1,957,686

Oil-Field Services - 0.9%

Halliburton Co.	132,110	5,796,987
Trican Well Service, Ltd.	115,300	314,070

		6,111,057

Pharmacy Services - 0.2%

Express Scripts Holding Co.†	11,600	1,006,532

Power Converter/Supply Equipment - 0.2%

Generac Holdings, Inc.†	29,648	1,443,561

Real Estate Investment Trusts - 1.1%

American Tower Corp.	17,506	1,648,190
AvalonBay Communities, Inc.	14,995	2,612,879
Columbia Property Trust, Inc.	75,715	2,045,819
Weyerhaeuser Co.	37,666	1,248,628

		7,555,516

Retail-Apparel/Shoe - 0.7%

L Brands, Inc.	35,599	3,356,630
Vera Bradley, Inc.†	66,435	1,078,240

		4,434,870

Retail-Arts & Crafts - 0.6%

Michaels Cos., Inc.†	154,200	4,172,652

Retail-Auto Parts - 0.9%

Advance Auto Parts, Inc.	39,840	5,963,650

Retail-Automobile - 1.0%

CarMax, Inc.†	98,340	6,786,443

Retail-Building Products - 1.1%

Home Depot, Inc.	31,060	3,528,727
Lowe’s Cos., Inc.	54,595	4,061,322

		7,590,049

Retail-Computer Equipment - 0.2%

GameStop Corp., Class A	33,500	1,271,660

Retail-Discount - 0.6%

Dollar Tree, Inc.†	45,875	3,722,527

Retail-Major Department Stores - 1.0%

TJX Cos., Inc.	98,775	6,919,189

Retail-Restaurants - 0.7%

McDonald’s Corp.	49,589	4,831,952

Retail-Vitamins & Nutrition Supplements - 0.3%

GNC Holdings, Inc., Class A	36,046	1,768,777

Schools - 1.6%

American Public Education, Inc.†	174,325	5,226,264
Grand Canyon Education, Inc.†	130,324	5,643,029

		10,869,293

Semiconductor Components-Integrated Circuits - 0.3%

Maxim Integrated Products, Inc.	51,709	1,799,990

Steel-Producers - 0.5%

Reliance Steel & Aluminum Co.	56,760	3,466,901

Telecommunication Equipment - 0.4%

ARRIS Group, Inc.†	101,058	2,920,071

Telephone-Integrated - 0.4%

Verizon Communications, Inc.	59,515	2,894,214

Television - 0.7%

CBS Corp., Class B	80,545	4,883,443

Tobacco - 0.3%

Imperial Tobacco Group PLC(1)	46,662	2,048,398

Transport-Services - 1.9%

FedEx Corp.	25,650	4,243,793
United Parcel Service, Inc., Class B	91,345	8,854,984

		13,098,777

Web Hosting/Design - 0.9%

Web.com Group, Inc.†	323,224	6,125,095

Web Portals/ISP - 1.4%

Google, Inc., Class A†	5,855	3,247,768
Google, Inc., Class C†	9,985	5,471,780
Yahoo!, Inc.†	23,700	1,053,110

		9,772,658

Wire & Cable Products - 1.5%

Belden, Inc.	108,552	10,156,125

Total Common Stocks
(cost $613,063,175)		663,536,222

EXCHANGE-TRADED FUNDS - 0.5%

Vanguard S&P 500 ETF
(cost $3,429,000)	18,085	3,421,682

Total Long-Term Investment Securities
(cost $616,492,175)		666,957,904

REPURCHASE AGREEMENTS - 1.9%

Bank of America Securities LLC Joint Repurchase Agreement(2)	$2,375,000	2,375,000
Barclays Capital PLC Joint Repurchase Agreement(2)	2,365,000	2,365,000
BNP Paribas SA Joint Repurchase Agreement(2)	2,365,000	2,365,000
Deutsche Bank AG Joint Repurchase Agreement(2)	2,835,000	2,835,000
RBS Securities, Inc. Joint Repurchase Agreement(2)	2,760,000	2,760,000

Total Repurchase Agreements
(cost $12,700,000)		12,700,000

TOTAL INVESTMENTS
(cost $629,192,175)(3)	100.2%	679,657,904
Liabilities in excess of other assets	(0.2)	(1,605,297)

NET ASSETS	100.0%	$678,052,607

†	Non-income producing security
(1)	Security was valued using fair value procedures at March 31, 2015. The aggregate value of these securities was $24,193,983 representing 3.6% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 4 for cost of investments on a tax basis.

ADR - American Depository Receipt

ETF - Exchange-Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Appliances	$—	$1,804,147	$—	$1,804,147
Beverages-Wine/Spirits	—	651,294	—	651,294
Cable/Satellite TV	—	1,429,886	—	1,429,886
Casino Hotels	7,243,998	734,791	—	7,978,789
Distribution/Wholesale	3,804,881	1,104,365	—	4,909,246
Diversified Financial Services	—	1,391,940	—	1,391,940
Diversified Manufacturing Operations	6,672,829	896,645	—	7,569,474
Gas-Transportation	—	1,459,074	—	1,459,074
Human Resources	2,911,870	4,408,465	—	7,320,335
Medical-Drugs	41,550,552	4,470,844	—	46,021,396
Oil Companies-Exploration & Production	21,842,953	3,794,134	—	25,637,087
Tobacco	—	2,048,398	—	2,048,398
Other Industries	555,315,156	—	—	555,315,156
Exchange-Traded Funds	3,421,682	—	—	3,421,682
Repurchase Agreements	—	12,700,000	—	12,700,000

Total Investments at Value	$642,763,921	$36,893,983	$—	$679,657,904

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Porfolio of Investments

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2015 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 96.8%
Airlines - 1.2%

Spirit Airlines, Inc.†	213,794	$16,539,104

Appliances - 1.1%

Whirlpool Corp.	80,183	16,201,777

Applications Software - 0.2%

New Relic, Inc.†	6,700	232,490
New Relic, Inc.†(3)(4)	72,314	2,509,296

		2,741,786

Audio/Video Products - 1.1%

Harman International Industries, Inc.	115,377	15,417,828

Auto-Cars/Light Trucks - 1.0%

Tesla Motors, Inc.†	72,579	13,700,738

Beverages-Non-alcoholic - 1.3%

Monster Beverage Corp.†	134,007	18,545,899

Brewery - 1.0%

Anheuser-Busch InBev NV ADR	119,143	14,524,723

Building & Construction Products-Misc. - 1.0%

Fortune Brands Home & Security, Inc.	308,830	14,663,248

Building Products-Cement - 0.9%

Eagle Materials, Inc.	155,658	13,006,782

Chemicals-Specialty - 1.5%

Platform Specialty Products Corp.†	326,218	8,370,754
Platform Specialty Products Corp.†(3)(4)	476,356	12,223,295

		20,594,049

Commercial Services - 1.0%

CoStar Group, Inc.†	74,249	14,688,680

Computer Services - 0.9%

IHS, Inc., Class A†	113,643	12,928,028

Computer Software - 1.6%

Akamai Technologies, Inc.†	322,625	22,920,893

Computers - 9.1%

Apple, Inc.	1,030,646	128,243,282

Distribution/Wholesale - 2.0%

Fastenal Co.	406,256	16,833,217
HD Supply Holdings, Inc.†	383,417	11,945,357

		28,778,574

Diversified Financial Services - 0.9%

Julius Baer Group, Ltd.†(1)	255,052	12,788,796

Diversified Manufacturing Operations - 2.0%

Danaher Corp.	162,903	13,830,465
Textron, Inc.	337,479	14,960,444

		28,790,909

E-Commerce/Products - 4.8%

Alibaba Group Holding, Ltd. ADR†	168,450	14,021,778
Amazon.com, Inc.†	140,230	52,179,583
Honest Company, Inc.†(2)(3)(4)	41,843	1,112,605

		67,313,966

E-Commerce/Services - 3.1%

Netflix, Inc.†	66,127	27,554,460
Zillow Group, Inc.†	162,355	16,284,206

		43,838,666

Electric Products-Misc. - 1.0%

Mobileye NV†	320,811	13,483,686

Electronic Design Automation - 0.2%

Cadence Design Systems, Inc.†	164,438	3,032,237

Energy-Alternate Sources - 1.7%

First Solar, Inc.†	268,527	16,055,229
SunEdison, Inc.†	341,065	8,185,560

		24,240,789

Enterprise Software/Service - 2.9%

Tyler Technologies, Inc.†	100,079	12,062,522
Veeva Systems, Inc., Class A†	338,407	8,639,531
Workday, Inc., Class A†	240,567	20,306,260

		41,008,313

Finance-Investment Banker/Broker - 0.1%

GF Securities Co., Ltd.†	301,300	732,589

Food-Retail - 1.3%

Whole Foods Market, Inc.	341,523	17,786,518

Hazardous Waste Disposal - 0.8%

Clean Harbors, Inc.†	208,465	11,836,643

Heart Monitors - 1.0%

HeartWare International, Inc.†	159,274	13,979,479

Hotels/Motels - 1.1%

Hilton Worldwide Holdings, Inc.†	519,973	15,401,600

Industrial Audio & Video Products - 2.4%

GoPro, Inc., Class A†	529,677	22,993,278
Imax Corp.†	334,456	11,274,512

		34,267,790

Industrial Automated/Robotic - 1.0%

Cognex Corp.†	292,149	14,487,669

Internet Application Software - 0.3%

Zendesk, Inc.†	164,907	3,741,740

Internet Content-Entertainment - 3.4%

Facebook, Inc., Class A†	575,538	47,317,857

Internet Infrastructure Software - 1.0%

F5 Networks, Inc.†	124,348	14,292,559

Investment Management/Advisor Services - 1.0%

BlackRock, Inc.	37,629	13,766,193

Lighting Products & Systems - 1.2%

Acuity Brands, Inc.	103,144	17,344,695

Medical Information Systems - 1.2%

Cerner Corp.†	237,717	17,415,147

Medical Instruments - 1.8%

DexCom, Inc.†	414,706	25,852,772

Medical Products - 1.0%

Becton Dickinson and Co.	101,703	14,603,534

Medical-Biomedical/Gene - 6.9%

Biogen Idec, Inc.†	54,912	23,186,043
Celgene Corp.†	98,671	11,374,793
Gilead Sciences, Inc.†	317,242	31,130,957
Incyte Corp.†	74,280	6,808,505
Isis Pharmaceuticals, Inc.†	108,404	6,902,083
Regeneron Pharmaceuticals, Inc.†	38,576	17,416,292

		96,818,673

Medical-Drugs - 4.1%

AstraZeneca PLC(1)	149,530	10,251,794
Bristol-Myers Squibb Co.	530,608	34,224,216
Eisai Co., Ltd.(1)	119,300	8,483,656
H. Lundbeck A/S(1)	153,034	3,220,815
Regulus Therapeutics, Inc.†	100,813	1,707,772

		57,888,253

Medical-Generic Drugs - 2.1%

Actavis PLC†	98,777	29,398,011

Multimedia - 0.9%

Twenty-First Century Fox, Inc., Class A	361,561	12,235,224

Networking Products - 1.2%

Arista Networks, Inc.†	233,941	16,499,859

Oil Companies-Exploration & Production - 2.0%

Energen Corp.	148,190	9,780,540
Pioneer Natural Resources Co.	115,262	18,846,490

		28,627,030

Oil-Field Services - 1.1%

Halliburton Co.	342,652	15,035,570

Physicians Practice Management - 1.0%

Envision Healthcare Holdings, Inc.†	355,736	13,642,476

Power Converter/Supply Equipment - 1.1%

Generac Holdings, Inc.†	303,975	14,800,543

Real Estate Investment Trusts - 2.0%

American Tower Corp.	146,899	13,830,541
Paramount Group, Inc.	733,356	14,153,771

		27,984,312

Retail-Apparel/Shoe - 1.2%

Kate Spade & Co.†	490,042	16,362,502

Retail-Auto Parts - 1.5%

Advance Auto Parts, Inc.	141,614	21,198,200

Retail-Building Products - 1.8%

Lowe’s Cos., Inc.	349,263	25,981,675

Retail-Restaurants - 3.9%

Chipotle Mexican Grill, Inc.†	30,433	19,797,884
Panera Bread Co., Class A†	107,212	17,153,384
Starbucks Corp.	194,791	18,446,707

		55,397,975

Satellite Telecom - 0.7%

DigitalGlobe, Inc.†	309,583	10,547,493

Semiconductor Components-Integrated Circuits - 2.1%

NXP Semiconductor NV†	296,932	29,800,095

Transport-Rail - 0.9%

Kansas City Southern	125,831	12,844,828

Web Hosting/Design - 1.0%

Equinix, Inc.	62,480	14,548,468

Web Portals/ISP - 1.2%

Dropbox, Inc.†(2)(3)(4)	313,518	5,980,084
Google, Inc., Class C†	20,148	11,041,104

		17,021,188

Total Common Stocks
(cost $1,106,983,888)		1,367,451,913

CONVERTIBLE PREFERRED SECURITIES - 3.1%
Advertising Services - 0.1%

Nanigans, Inc.†(2)(3)(4)	126,818	1,384,663

Computer Software - 0.2%

Zuora, Inc. Series F†(2)(3)(4)	732,120	2,781,544

Computers-Memory Devices - 0.2%

Pure Storage, Inc. Series F†(2)(3)(4)	177,438	2,840,782

Data Processing/Management - 0.3%

Cloudera, Inc. Series F†(2)(3)(4)	129,662	3,943,540

E-Commerce/Products - 0.5%

Honest Company, Inc. Series C†(2)(3)(4)	97,634	2,596,088
One Kings Lane, Inc. Series E†(2)(3)(4)	291,563	4,332,626

		6,928,714

E-Commerce/Services - 1.4%

Uber Technologies, Inc. Series D†(2)(3)(4)	599,808	19,984,148

Electronic Forms - 0.2%

Docusign, Inc., Series B†(2)(3)(4)	8,662	167,090
Docusign, Inc., Series B-1†(2)(3)(4)	2,594	50,038
Docusign, Inc., Series D†(2)(3)(4)	6,224	120,061
Docusign, Inc., Series E†(2)(3)(4)	160,967	3,105,054

		3,442,243

Web Portals/ISP - 0.2%

Pinterest, Inc. Series G†(2)(3)(4)	78,188	2,806,594

Total Convertible Preferred Securities
(cost $30,436,079)		44,112,228

TOTAL INVESTMENTS
(cost $1,137,419,967)(5)	99.9%	1,411,564,141
Other assets less liabilities	0.1	1,289,709

NET ASSETS	100.0%	$1,412,853,850

†	Non-income producing security
(1)	Security was valued using fair value procedures at March 31, 2015. The aggregate value of these securities was $34,745,061 representing 2.5% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2015, the Capital Appreciation Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Dropbox, Inc.	05/01/2012	313,518	$2,837,872	$5,980,084	$19.07	0.4%
Honest Company, Inc.	08/20/2014	41,843	1,132,159	1,112,605	26.59	0.1
New Relic, Inc.	04/16/2014	72,314	2,016,649	2,509,296	34.70	0.2
Platform Specialty Products Corp.	10/03/2014	476,356	9,911,823	12,223,295	25.66	0.9
Convertible Preferred Securities
Cloudera, Inc., Series F	02/05/2014	129,662	1,887,879	3,943,540	30.41	0.3
Docusign, Inc., Series B	02/28/2014	8,662	113,753	167,090	19.29	0.0
Docusign, Inc., Series B-1	02/28/2014	2,594	34,065	50,038	19.29	0.0
Docusign, Inc., Series D	02/28/2014	6,224	81,736	120,061	19.29	0.0
Docusign, Inc., Series E	02/28/2014	160,967	2,113,883	3,105,054	19.29	0.2
Honest Company, Inc., Series C	08/20/2014	97,634	2,641,712	2,596,088	26.59	0.2
Nanigans, Inc.	03/16/2015	126,818	1,384,662	1,384,663	10.92	0.1
One Kings Lane, Inc., Series E	01/28/2014	291,563	4,495,027	4,332,626	14.86	0.3
Pinterest, Inc., Series G	03/19/2015	78,188	2,806,594	2,806,594	35.90	0.2
Pure Storage, Inc., Series F	04/16/2014	177,438	2,790,372	2,840,782	16.01	0.2
Uber Technologies, Inc., Series D	06/05/2014	599,808	9,304,851	19,984,148	33.32	1.4
Zoura, Inc., Series F	01/15/2015	732,120	2,781,544	2,781,544	3.80	0.2

				$65,937,508		4.7%

(4)	Illiquid security. At March 31, 2015, the aggregate value of these securities was $65,937,508 representing 4.7% of net assets.
(5)	See Note 4 for cost of investments on a tax basis.

ADR   - American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Diversified Financial Services	$—	$12,788,796	$—	$12,788,796
E-Commerce/Products	66,201,361	—	1,112,605	67,313,966
Medical-Drugs	35,931,988	21,956,265	—	57,888,253
Web Portals/ISP	11,041,104	—	5,980,084	17,021,188
Other Industries	1,212,439,710	—	—	1,212,439,710
Convertible Preferred Securities	—	—	44,112,228	44,112,228

Total Investments at Value	$1,325,614,163	$34,745,061	$51,204,917	$1,411,564,141

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securitiies
Balance as of 12/31/2014	$7,130,884	$36,605,980
Accrued discounts	—	—
Accrued premiums	—	—
Realized gain	—	—
Realized loss	—	—
Change in unrealized appreciation(1)	—	602,768
Change in unrealized depreciation(1)	(38,195)	(69,320)
Net purchases	—	6,972,800
Net sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 3/31/2015	$7,092,689	$44,112,228

(1) The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at March 31, 2015 includes:

	Common Stocks	Convertible Preferred Securitiies
	$(38,195)	$533,448

Any differences between the change in unrealized appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at March 31, 2015.

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 3/31/15	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stock	$1,112,605	Market Approach	2015 Estimate Revenue Multiple*	2.8x
			Discount for Lack of Marketability	10.00%
	$5,980,084	Market Approach and	Transaction Price*	$19.1012
		Income Approach	Enterprise Value/Revenue Multiple*	13.20x
			Discount for Lack of Marketability	15.0%
			Weighted Average Cost of Capital	17%
			Perpetual Growth Rate*	3.0%
Convertible Preferred Securities	$30,900,489	Market Approach	Market Transaction Price*	$3.7993 – $35.89546 ($22.868967)
	$2,840,782	Market Approach	Next Twelve Months Estimate Revenue Multiple*	4.8x
			Discount for Lack of Marketability	10.00%
	$4,332,626	Market Approach with	Last Twelve Months Revenue Mutliple*	1.60x
		Option Pricing Method (“OPM”)	Discount for Lack of Marketability	10.0%
			OPM assumptions:
			Volatility*	50.0%
			Term to liquidity event in years	1.7
			Risk-free rate	0.5792%
	$2,596,088	Market Approach	2015 Estimate Revenue Multiple*	2.8x
			Discount for Lack of Marketability	10.00%
	$3,442,243	Market Approach	2016 Estimate Revenue Multiple*	7.3x
			Discount for Lack of Marketability	10.00%

(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

See Notes to Portfolio of Investments

Anchor Series Trust Natural Resources Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 95.7%
Agricultural Chemicals - 1.2%

Mosaic Co.	50,309	$2,317,232

Chemicals-Diversified - 1.3%

LyondellBasell Industries NV, Class A	29,621	2,600,724

Chemicals-Specialty - 1.0%

Methanex Corp.	36,300	1,943,471

Coal - 0.8%

Mongolian Mining Corp.†(1)	41,516,300	1,496,298

Diversified Minerals - 4.0%

BHP Billiton PLC(1)	367,226	7,973,114

Energy-Alternate Sources - 1.3%

First Solar, Inc.†	42,932	2,566,904

Engineering/R&D Services - 0.7%

KBR, Inc.	101,980	1,476,670

Gold Mining - 3.9%

Alamos Gold, Inc.	99,526	583,223
Barrick Gold Corp.	87,744	961,674
Eldorado Gold Corp.	338,400	1,552,330
Goldcorp, Inc.	115,337	2,089,907
Medusa Mining, Ltd.†(1)	1,328,854	952,302
New Gold, Inc.†	435,941	1,477,840

		7,617,276

Machinery-Construction & Mining - 3.0%

Caterpillar, Inc.	47,647	3,813,190
Komatsu, Ltd.(1)	107,400	2,112,249

		5,925,439

Metal Processors & Fabrication - 0.9%

Aurubis AG(1)	32,737	1,857,475

Metal-Aluminum - 1.0%

Norsk Hydro ASA(1)	363,694	1,910,143

Metal-Copper - 1.1%

First Quantum Minerals, Ltd.	174,387	2,113,490

Metal-Diversified - 7.0%

Boliden AB(1)	111,220	2,208,418
MMG, Ltd.(1)	6,892,000	2,267,303
Rio Tinto PLC(1)	196,896	8,043,602
Vedanta Resources PLC(1)	165,366	1,224,212

		13,743,535

Metal-Iron - 1.3%

Fortescue Metals Group, Ltd.(1)	1,108,109	1,641,925
Vale SA ADR	162,537	918,334

		2,560,259

Non-Ferrous Metals - 0.7%

Cameco Corp.	102,925	1,433,745

Oil Companies-Exploration & Production - 18.7%

Anadarko Petroleum Corp.	22,371	1,852,543
Apache Corp.	44,659	2,694,277
Beach Energy, Ltd.(1)	2,540,855	1,949,149
BG Group PLC(1)	498,150	6,119,590
Cabot Oil & Gas Corp.	64,261	1,897,627
Canadian Natural Resources, Ltd.	72,000	2,206,814
Cimarex Energy Co.	15,295	1,760,302
Cobalt International Energy, Inc.†	122,610	1,153,760
ConocoPhillips	107,543	6,695,627
Energen Corp.	20,105	1,326,930
EOG Resources, Inc.	17,880	1,639,417
Hess Corp.	27,380	1,858,281
Pioneer Natural Resources Co.	8,734	1,428,096
Santos, Ltd.(1)	359,360	1,938,376
Tullow Oil PLC(1)	315,191	1,316,144
Whiting Petroleum Corp.†	33,382	1,031,504

		36,868,437

Oil Companies-Integrated - 27.0%

BP PLC(1)	358,933	2,319,065
Chevron Corp.	123,445	12,959,256
Eni SpA(1)	196,942	3,408,660
Exxon Mobil Corp.	190,564	16,197,940
Galp Energia SGPS SA(1)	49,548	535,182
Imperial Oil, Ltd.	80,354	3,204,517
Marathon Oil Corp.	50,554	1,319,965
Royal Dutch Shell PLC, Class A(1)	328,202	9,753,785
Statoil ASA(1)	201,618	3,562,307

		53,260,677

Oil Field Machinery & Equipment - 1.7%

Cameron International Corp.†	40,158	1,811,929
National Oilwell Varco, Inc.	29,400	1,469,706

		3,281,635

Oil Refining & Marketing - 4.6%

Phillips 66	71,555	5,624,223
Valero Energy Corp.	54,922	3,494,138

		9,118,361

Oil-Field Services - 7.0%

Halliburton Co.	93,466	4,101,288
Schlumberger, Ltd.	93,476	7,799,637
Technip SA(1)	32,148	1,948,402

		13,849,327

Pipelines - 4.0%

Kinder Morgan, Inc.	117,382	4,937,087
TransCanada Corp.	69,900	2,989,052

		7,926,139

Recycling - 2.1%

Umicore SA(1)	98,367	4,102,209

Steel-Producers - 1.4%

Nucor Corp.	57,110	2,714,438

Total Common Stocks
(cost $219,732,399)		188,656,998

PREFERRED SECURITIES - 0.5%
Oil Companies-Integrated - 0.5%

Petroleo Brasileiro SA ADR (cost $1,014,929)	148,209	902,593

Total Long-Term Investment Securities
(cost $220,747,328)		189,559,591

REPURCHASE AGREEMENTS - 2.2%

Bank of America Securities LLC Joint Repurchase Agreement(2)	$825,000	825,000
Barclays Capital PLC Joint Repurchase Agreement(2)	825,000	825,000
BNP Paribas SA Joint Repurchase Agreement(2)	825,000	825,000

Deutsche Bank AG Joint Repurchase Agreement(2)	995,000	995,000
RBS Securities, Inc. Joint Repurchase Agreement(2)	960,000	960,000

Total Repurchase Agreements
(cost $4,430,000)		4,430,000

TOTAL INVESTMENTS
(cost $225,177,328)(3)	98.4%	193,989,591
Other assets less liabilities	1.6	3,122,801

NET ASSETS	100.0%	$197,112,392

†	Non-income producing security
(1)	Security was valued using fair value procedures at March 31, 2015. The aggregate value of these securities was $68,639,910 representing 34.8% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 4 for cost of investments on a tax basis.

ADR  -  American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Coal	$—	$1,496,298	$—	$1,496,298
Diversified Minerals	—	7,973,114	—	7,973,114
Gold Mining	6,664,974	952,302	—	7,617,276
Machinery-Construction & Mining	3,813,190	2,112,249	—	5,925,439
Metal Processors & Fabrication	—	1,857,475	—	1,857,475
Metal-Aluminum	—	1,910,143	—	1,910,143
Metal-Diversified	—	13,743,535	—	13,743,535
Metal-Iron	918,334	1,641,925	—	2,560,259
Oil Companies-Exploration & Production	25,545,178	11,323,259	—	36,868,437
Oil Companies-Integrated	33,681,678	19,578,999	—	53,260,677
Oil-Field Services	11,900,925	1,948,402	—	13,849,327
Recycling	—	4,102,209	—	4,102,209
Other Industries	37,492,809	—	—	37,492,809
Preferred Securities	902,593	—	—	902,593
Repurchase Agreements	—	4,430,000	—	4,430,000

Total Investments at Value	$120,919,681	$73,069,910	$—	$193,989,591

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

Anchor Series Trust SA BlackRock Multi-Asset Income Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
EXCHANGE-TRADED FUNDS - 97.2%
iShares 10+ Year Credit Bond ETF	17,638	$1,104,139
iShares Barclays 1-3 Year Credit Bond Fund	24,845	2,621,893
iShares CMBS ETF	21,047	1,097,811
iShares Core High Dividend ETF	43,543	3,265,290
iShares Emerging Markets Dividend ETF	15,908	656,841
iShares Europe ETF	12,487	552,799
iShares iBoxx $ High Yield Corporate Bond Fund	69,795	6,324,125
iShares Intermediate Credit Bond ETF	7,933	877,945
iShares International Select Dividend ETF	66,956	2,252,400
iShares US Preferred Stock ETF	54,787	2,197,507

Total Long-Term Investment Securities
(cost $20,956,205)		20,950,750

SHORT-TERM INVESTMENT SECURITIES - 2.9%
Time Deposits - 2.9%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 04/01/2015 (cost $615,000)	$615,000	615,000

TOTAL INVESTMENTS
(cost $21,571,205)(1)	100.1%	21,565,750
Liabilities in excess of other assets	(0.1)	(10,903)

NET ASSETS	100.0%	$21,554,847

(1)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2015	Unrealized Appreciation (Depreciation)
12	Short	U.S. Treasury 2 year Note	June 2015	$2,621,625	$2,629,875	$(8,250)
21	Short	U.S. Treasury 5 year Note	June 2015	2,497,863	2,524,430	(26,567)

						$(34,817)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Exchange-Traded Funds	$20,950,750	$—	$—	$20,950,750
Short-Term Investment Securities	—	615,000	—	615,000

Total Investments at Value	$20,950,750	$615,000	$—	$21,565,750

LIABILITIES:
Other Financial Instruments:+
Open Futures Contracts	$34,817	$—	$—	$34,817

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2015 - (unaudited)

Security Description	Shares/ Principal Amount(2)	Value (Note 1)
COMMON STOCKS - 63.5%
Advertising Agencies - 1.5%

Alliance Data Systems Corp.†	405	$119,981
WPP PLC(1)	8,730	197,983

		317,964

Aerospace/Defense - 0.9%

Raytheon Co.	980	107,065
Teledyne Technologies, Inc.†	749	79,941

		187,006

Aerospace/Defense-Equipment - 0.6%

Airbus Group NV(1)	1,925	125,087

Airlines - 0.7%

American Airlines Group, Inc.	1,660	87,615
International Consolidated Airlines Group SA†(1)	5,628	50,311

		137,926

Apparel Manufacturers - 0.6%

VF Corp.	1,590	119,743

Appliances - 0.6%

Electrolux AB, Series B(1)	4,593	131,552

Applications Software - 1.8%

Microsoft Corp.	6,180	251,248
salesforce.com, Inc.†	2,055	137,294

		388,542

Athletic Footwear - 0.4%

Asics Corp.(1)	2,900	78,762

Auto-Cars/Light Trucks - 0.7%

Honda Motor Co., Ltd.(1)	4,800	155,999

Auto-Heavy Duty Trucks - 0.2%

Isuzu Motors, Ltd.(1)	3,557	47,317

Auto/Truck Parts & Equipment-Original - 1.6%

Delphi Automotive PLC	1,790	142,735
WABCO Holdings, Inc.†	1,514	186,040

		328,775

Banks-Commercial - 3.5%

Banca Generali SpA(1)	2,457	76,943
China Construction Bank Corp., Class H(1)	115,000	95,419
FinecoBank Banca Fineco SpA†(1)	10,935	75,429
HDFC Bank, Ltd. ADR	580	34,156
ICICI Bank, Ltd. ADR	19,436	201,357
ING Groep NV CVA†(1)	15,569	228,356
Standard Chartered PLC(1)	1,643	26,603

		738,263

Banks-Fiduciary - 0.5%

Northern Trust Corp.	1,360	94,724

Beverages-Non-alcoholic - 1.2%

Coca-Cola Co.	1,852	75,099
Monster Beverage Corp.†	1,340	185,449

		260,548

Brewery - 1.5%

Anheuser-Busch InBev NV(1)	2,566	313,887

Building Products-Cement - 0.8%

CRH PLC(1)	3,472	90,039
Vulcan Materials Co.	989	83,373

		173,412

Building-Heavy Construction - 0.6%

SBA Communications Corp., Class A†	1,150	134,665

Building-Residential/Commercial - 0.4%

Daiwa House Industry Co., Ltd.(1)	4,545	89,715

Cable/Satellite TV - 0.6%

Sky PLC(1)	8,059	118,591

Chemicals-Specialty - 0.3%

Brenntag AG(1)	1,165	69,843

Commercial Services-Finance - 0.5%

Equifax, Inc.	1,045	97,185

Computer Services - 0.9%

Accenture PLC, Class A	2,050	192,065

Computer Software - 0.1%

Envestnet, Inc.†	380	21,310

Computers - 1.0%

Apple, Inc.	1,610	200,332

Computers-Memory Devices - 0.5%

Western Digital Corp.	1,170	106,482

Cosmetics & Toiletries - 0.6%

Estee Lauder Cos., Inc., Class A	1,603	133,306

Diversified Banking Institutions - 0.2%

Mitsubishi UFJ Financial Group, Inc.(1)	7,565	46,839

Diversified Financial Services - 0.8%

Julius Baer Group, Ltd.†(1)	3,375	169,229

E-Commerce/Products - 1.4%

Alibaba Group Holding, Ltd. ADR†	1,169	97,308
Amazon.com, Inc.†	515	191,631
Rakuten, Inc.(1)	435	7,674

		296,613

E-Commerce/Services - 0.5%

Priceline Group, Inc.†	82	95,460

Electric Products-Misc. - 0.7%

Legrand SA(1)	2,786	150,148

Electric-Integrated - 0.3%

Edison International	1,080	67,468

Electronic Components-Semiconductors - 0.7%

SK Hynix, Inc.(1)	3,596	147,024

Finance-Other Services - 0.9%

Hong Kong Exchanges and Clearing, Ltd.(1)	7,900	193,039

Food-Misc./Diversified - 0.7%

Mondelez International, Inc., Class A	4,155	149,954

Food-Retail - 0.7%

Seven & I Holdings Co., Ltd.(1)	3,350	140,970

Gas-Distribution - 0.2%

ENN Energy Holdings, Ltd.(1)	8,000	48,943

Hotels/Motels - 0.7%

Hilton Worldwide Holdings, Inc.†	5,210	154,320

Human Resources - 0.4%

Robert Half International, Inc.	1,334	80,734

Insurance-Life/Health - 0.5%

Lincoln National Corp.	1,655	95,096

Insurance-Property/Casualty - 1.2%
PICC Property & Casualty Co., Ltd.(1)	34,000	67,206
Tokio Marine Holdings, Inc.(1)	4,900	185,196

		252,402

Internet Content-Entertainment - 1.0%
Facebook, Inc., Class A†	2,644	217,376

Internet Content-Information/News - 0.3%
M3, Inc.(1)	3,400	72,249

Investment Management/Advisor Services - 2.7%
BlackRock, Inc.	830	303,647
Invesco, Ltd.	2,310	91,684
Legg Mason, Inc.	1,500	82,800
WisdomTree Investments, Inc.	3,720	79,831

		557,962

Machinery-Electrical - 0.3%
Hitachi, Ltd.(1)	9,000	61,531

Medical Instruments - 0.5%
Olympus Corp.†(1)	2,705	100,534

Medical Products - 0.7%
Becton Dickinson and Co.	1,070	153,641

Medical-Biomedical/Gene - 2.0%
Biogen Idec, Inc.†	290	122,450
Celgene Corp.†	990	114,127
Regeneron Pharmaceuticals, Inc.†	407	183,752

		420,329

Medical-Drugs - 5.2%
Alkermes PLC†	2,341	142,731
AstraZeneca PLC(1)	2,831	194,094
Bristol-Myers Squibb Co.	5,599	361,135
Eli Lilly & Co.	1,715	124,595
Merck & Co., Inc.	2,686	154,391
Takeda Pharmaceutical Co., Ltd.(1)	1,465	73,227
Zoetis, Inc.	1,020	47,216

		1,097,389

Medical-Generic Drugs - 1.4%

Actavis PLC†	1,020	303,572

Medical-HMO - 0.8%

Aetna, Inc.	1,575	167,785

Medical-Hospitals - 0.4%

HCA Holdings, Inc.†	1,040	78,239

Medical-Wholesale Drug Distribution - 0.7%

McKesson Corp.	654	147,935

Metal Processors & Fabrication - 1.1%

Assa Abloy AB, Class B(1)	1,960	116,818
SKF AB, Class B(1)	4,387	113,239

		230,057

Motorcycle/Motor Scooter - 0.5%
Harley-Davidson, Inc.	1,601	97,245

Multimedia - 0.8%
Markit Ltd†	2,010	54,069
Twenty-First Century Fox, Inc., Class A	3,620	122,501

		176,570

Networking Products - 1.0%

Cisco Systems, Inc.	7,780	214,145

Oil Companies-Exploration & Production - 1.0%

Anadarko Petroleum Corp.	2,620	216,962

Oil Companies-Integrated - 0.4%

Imperial Oil, Ltd.	1,930	77,029

Oil-Field Services - 0.5%

Halliburton Co.	2,370	103,996

Publishing-Periodicals - 0.4%

Nielsen NV	1,862	82,989

Real Estate Management/Services - 2.0%

CBRE Group, Inc., Class A†	3,820	147,872
Corp Inmobiliaria Vesta SAB de CV	15,700	29,025
Daito Trust Construction Co., Ltd.	300	33,560
Deutsche Annington Immobilien SE(1)	6,497	219,522

		429,979

Real Estate Operations & Development - 0.8%

Mitsui Fudosan Co., Ltd.(1)	5,530	162,524

Retail-Apparel/Shoe - 0.9%

Hennes & Mauritz AB, Class B(1)	2,596	105,223
L Brands, Inc.	820	77,318

		182,541

Retail-Auto Parts - 0.5%

Advance Auto Parts, Inc.	710	106,280

Retail-Restaurants - 0.2%

Dunkin’ Brands Group, Inc.	970	46,133

Rubber-Tires - 0.8%

Continental AG(1)	731	173,145

Semiconductor Components-Integrated Circuits - 0.6%

NXP Semiconductor NV†	1,239	124,346

Telephone-Integrated - 0.5%

Orange SA(1)	5,882	94,634

Transactional Software - 0.3%

Solera Holdings, Inc.	1,115	57,601

Transport-Rail - 0.6%

Norfolk Southern Corp.	1,250	128,650

Web Portals/ISP - 2.1%

Baidu, Inc. ADR†	609	126,916
Google, Inc., Class C†	589	322,772

		449,688

Total Common Stocks (cost $11,749,432)		13,384,296

PREFERRED SECURITIES - 0.5%
Auto-Cars/Light Trucks - 0.5%
Volkswagen AG(1) (cost $103,926)	421	112,033

FOREIGN GOVERNMENT OBLIGATIONS - 30.1%
Sovereign - 30.1%

Commonwealth of Australia Senior Notes 2.75% due 04/21/2024	AUD	155,000	122,629
Commonwealth of Australia Senior Notes 3.25% due 04/21/2025	AUD	50,000	41,219
Commonwealth of Australia Senior Notes 3.25% due 04/21/2029	AUD	30,000	24,638
Commonwealth of Australia Senior Notes 3.75% due 04/21/2037	AUD	15,000	13,146
Commonwealth of Australia Senior Notes 4.50% due 04/15/2020	AUD	25,000	21,452
Commonwealth of Australia Senior Notes 4.50% due 04/21/2033	AUD	20,000	19,126
Commonwealth of Australia Senior Notes 4.75% due 04/21/2027	AUD	25,000	23,578
Commonwealth of Australia Senior Notes 5.50% due 01/21/2018	AUD	40,000	33,621
Commonwealth of Australia Senior Notes 5.75% due 05/15/2021	AUD	170,000	157,527
Commonwealth of Australia Senior Notes 6.00% due 02/15/2017	AUD	140,000	114,991
Federal Republic of Germany Bonds 1.00% due 08/15/2024	EUR	10,000	11,593
Federal Republic of Germany Bonds 1.50% due 05/15/2024	EUR	65,000	78,565
Federal Republic of Germany Bonds 3.75% due 01/04/2019	EUR	20,000	24,697
Federal Republic of Germany Bonds 4.75% due 07/04/2034	EUR	5,000	9,589
Government of Canada Bonds 1.50% due 02/01/2017	CAD	200,000	160,767
Government of Canada Bonds 1.50% due 06/01/2023	CAD	15,000	12,168
Government of Canada Bonds 1.75% due 09/01/2019	CAD	165,000	136,363
Government of Canada Bonds 2.50% due 06/01/2024	CAD	75,000	65,647
Government of Canada Bonds 3.50% due 12/01/2045	CAD	25,000	26,647
Government of Canada Bonds 4.00% due 06/01/2041	CAD	25,000	27,873
Government of Canada Bonds 5.75% due 06/01/2033	CAD	80,000	101,380
Government of Japan Senior Notes 0.30% due 09/20/2018	JPY	6,800,000	57,128
Government of Japan Senior Notes 0.80% due 09/20/2023	JPY	15,250,000	132,533
Government of Japan Senior Notes 1.70% due 06/20/2033	JPY	6,750,000	62,758
Government of Japan Senior Notes 1.80% due 03/20/2043	JPY	4,850,000	44,810
Government of Japan Senior Notes 2.10% due 12/20/2027	JPY	7,150,000	70,650
Government of Japan Senior Notes 2.20% due 09/20/2028	JPY	1,950,000	19,509
Government of Poland Bonds 4.75% due 10/25/2016	PLN	295,000	81,622
Government of Poland Bonds 6.25% due 10/24/2015	PLN	295,000	79,886
Kingdom of Belgium Senior Notes 3.00% due 06/22/2034*	EUR	5,000	7,415
Kingdom of Belgium Bonds 3.75% due 09/28/2020*	EUR	20,000	25,924
Kingdom of Denmark Bonds 1.50% due 11/15/2023	DKK	1,190,000	190,744
Kingdom of Denmark Bonds 3.00% due 11/15/2021	DKK	105,000	18,096
Kingdom of Denmark Bonds 4.00% due 11/15/2017	DKK	320,000	51,386
Kingdom of Denmark Bonds 4.00% due 11/15/2019	DKK	530,000	91,144
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	590,000	159,967
Kingdom of Netherlands Bonds 4.00% due 01/15/2037*	EUR	7,500	13,746
Kingdom of Norway Bonds 2.00% due 05/24/2023	NOK	1,515,000	197,116
Kingdom of Norway Bonds 3.75% due 05/25/2021	NOK	480,000	68,374

Kingdom of Norway Bonds 4.25% due 05/19/2017	NOK	150,000	19,941
Kingdom of Norway Bonds 4.50% due 05/22/2019	NOK	1,385,000	195,989
Kingdom of Spain Notes 1.60% due 04/30/2025*	EUR	5,000	5,569
Kingdom of Spain Bonds 4.50% due 01/31/2018	EUR	10,000	12,048
Kingdom of Spain Senior Notes 4.70% due 07/30/2041	EUR	10,000	16,786
Kingdom of Spain Senior Notes 5.85% due 01/31/2022	EUR	10,000	14,300
Kingdom of Sweden Bonds 1.50% due 11/13/2023	SEK	1,410,000	180,034
Kingdom of Sweden Bonds 3.00% due 07/12/2016	SEK	535,000	64,720
Kingdom of Sweden Bonds 3.50% due 03/30/2039	SEK	310,000	56,129
Kingdom of Sweden Bonds 4.25% due 03/12/2019	SEK	1,970,000	268,507
Republic of Austria Senior Notes 3.65% due 04/20/2022*	EUR	15,000	20,113
Republic of Finland Senior Notes 1.50% due 04/15/2023*	EUR	5,000	5,938
Republic of France Bonds 0.50% due 11/25/2019	EUR	15,000	16,501
Republic of France Bonds 1.00% due 05/25/2019	EUR	30,000	33,631
Republic of France Bonds 1.75% due 11/25/2024	EUR	25,000	30,226
Republic of France Bonds 2.50% due 05/25/2030	EUR	5,000	6,701
Republic of France Bonds 3.25% due 05/25/2045	EUR	10,000	16,662
Republic of France Bonds 5.00% due 10/25/2016	EUR	20,000	23,246
Republic of Ireland Bonds 4.50% due 10/18/2018	EUR	5,000	6,228
Republic of Italy Senior Notes 3.50% due 03/01/2030*	EUR	20,000	26,906
Republic of Italy Senior Notes 3.75% due 05/01/2021	EUR	30,000	37,928
Republic of Italy Bonds 3.75% due 09/01/2024	EUR	20,000	26,300
Republic of Italy Bonds 4.75% due 09/01/2044*	EUR	5,000	8,573
Republic of Poland Bonds 2.50% due 07/25/2018	PLN	200,000	53,986
Republic of Poland Bonds 3.75% due 04/25/2018	PLN	260,000	72,693
Republic of Poland Bonds 4.00% due 10/25/2023	PLN	55,000	16,554
Republic of Poland Bonds 5.50% due 10/25/2019	PLN	570,000	174,166
Republic of Poland Bonds 5.75% due 09/23/2022	PLN	375,000	123,479
Republic of Singapore Senior Notes 2.38% due 04/01/2017	SGD	155,000	115,290
Republic of Singapore Senior Notes 2.75% due 04/01/2042	SGD	30,000	21,289
Republic of Singapore Senior Bonds 3.00% due 09/01/2024	SGD	50,000	38,640
Republic of Singapore Senior Notes 3.13% due 09/01/2022	SGD	430,000	333,922
Republic of South Africa Senior Notes 6.25% due 03/31/2036	ZAR	775,000	50,849
Republic of South Africa Bonds 6.50% due 02/28/2041	ZAR	1,410,000	93,477
Republic of South Africa Senior Notes 6.75% due 03/31/2021	ZAR	2,295,000	183,502
Republic of South Africa Bonds 7.75% due 02/28/2023	ZAR	565,000	47,025
Republic of South Africa Bonds 8.00% due 01/31/2030	ZAR	905,000	73,563
Republic of South Africa Bonds 8.25% due 09/15/2017	ZAR	635,000	53,969
Republic of South Africa Bonds 10.50% due 12/21/2026	ZAR	170,000	16,898

United Kingdom Gilt Treasury Bonds 1.00% due 09/07/2017	GBP	15,000	22,486
United Kingdom Gilt Treasury Bonds 1.75% due 07/22/2019	GBP	100,000	152,968
United Kingdom Gilt Treasury Bonds 2.00% due 07/22/2020	GBP	30,000	46,344
United Kingdom Gilt Treasury Bonds 2.75% due 09/07/2024	GBP	25,000	40,846
United Kingdom Gilt Treasury Notes 3.25% due 01/22/2044	GBP	35,000	62,110
United Kingdom Gilt Treasury Notes 3.50% due 01/22/2045	GBP	20,000	37,154
United Kingdom Gilt Treasury Notes 3.75% due 07/22/2052	GBP	20,000	40,464
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/2030	GBP	30,000	61,255
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/2038	GBP	35,000	76,100
United Kingdom Gilt Treasury Bonds 5.00% due 03/07/2025	GBP	10,000	19,475
United Mexican States Bonds 6.50% due 06/10/2021	MXN	1,055,300	72,394
United Mexican States Bonds 7.50% due 06/03/2027	MXN	2,668,200	194,127
United Mexican States Bonds 8.00% due 12/17/2015	MXN	3,052,500	206,669
United Mexican States Bonds 8.00% due 06/11/2020	MXN	556,700	40,822
United Mexican States Bonds 8.00% due 12/07/2023	MXN	427,600	31,982
United Mexican States Bonds 8.50% due 11/18/2038	MXN	157,300	12,842
United Mexican States Bonds 10.00% due 12/05/2024	MXN	641,500	54,618
United Mexican States Bonds 10.00% due 11/20/2036	MXN	111,500	10,324

Total Foreign Government Obligations
(cost $6,978,872)			6,345,282

U.S. GOVERNMENT TREASURIES - 2.5%
United States Treasury Bonds - 0.4%

2.88% due 05/15/2043		$10,000	10,655
3.63% due 02/15/2044		35,000	42,796
4.50% due 02/15/2036		15,000	20,434

			73,885

United States Treasury Notes - 2.1%

0.88% due 12/31/2016		120,000	120,816
0.88% due 01/31/2018		75,000	75,064
1.00% due 09/30/2019		75,000	73,986
1.38% due 02/29/2020		110,000	110,026
2.50% due 05/15/2024		60,000	63,028

			442,920

Total U.S. Government Treasuries
(cost $508,048)			516,805

Total Long-Term Investment Securities
(cost $19,340,278)			20,358,416

REPURCHASE AGREEMENTS - 2.8%

Bank of America Securities LLC Joint Repurchase Agreement(3)		105,000	105,000
Barclays Capital PLC Joint Repurchase Agreement(3)		105,000	105,000
BNP Paribas SA Joint Repurchase Agreement(3)		105,000	105,000
Deutsche Bank AG Joint Repurchase Agreement(3)		140,000	140,000
RBS Securities, Inc. Joint Repurchase Agreement(3)		125,000	125,000

Total Repurchase Agreements
(cost $580,000)			580,000

TOTAL INVESTMENTS
(cost $19,920,278)(4)		99.4%	20,938,416
Other assets less liabilities		0.6	123,141

NET ASSETS		100.0%	$21,061,557

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2015, the aggregate value of these securities was $114,184 representing 0.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at March 31, 2015. The aggregate value of these securities was $4,726,877 representing 22.4% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Denominated in United States dollars unless otherwise indicated.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 4 for cost of investments on a tax basis.

ADR - American Depository Receipt

CVA - Certification Van Aandelen (Dutch Cert.)

AUD - Australian Dollar

CAD - Canadian Dollar

DKK - Danish Krone

EUR - Euro

GBP - British Pound Sterling

JPY - Japanese Yen

MXN - Mexican Peso

NOK - Norwegian Krone

PLN - Polish Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

ZAR - South African Rand

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2015	Unrealized Appreciation (Depreciation)
1	Long	E-Mini MSCI EAFE Index	June 2015	$90,660	$91,495	$835
1	Long	S&P 500 E-Mini Index	June 2015	103,414	103,040	(374)
3	Short	Euro-Bund	June 2015	506,070	512,120	(6,050)
4	Short	U.S. Treasury 10 Year Note	June 2015	511,656	515,625	(3,969)

						$(9,558)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	AUD	827,000	USD	649,883	04/30/2015	$21,014	$—
	USD	344,194	AUD	438,000	04/30/2015	—	(11,130)
	USD	12,409	CHF	12,000	04/30/2015	—	(47)

						21,014	(11,177)

Barclays Bank PLC	GBP	10,000	USD	14,842	04/30/2015	11	—
	SEK	1,050,000	USD	121,799	04/30/2015	—	(170)
	USD	128,925	EUR	120,000	04/30/2015	152	—
	USD	126,157	GBP	85,000	04/30/2015	—	(92)

						163	(262)

BNP Paribas SA	CHF	10,000	USD	10,418	04/30/2015	116	—
	USD	5,527	CAD	7,000	04/30/2015	—	(2)
	USD	54,429	MYR	200,000	04/30/2015	—	(644)

						116	(646)

Citibank N.A.	EUR	28,000	USD	30,767	04/30/2015	649	—
	GBP	11,000	USD	16,279	04/30/2015	—	(35)
	JPY	23,255,000	USD	194,598	04/30/2015	627	—
	USD	20,991	AUD	27,000	04/30/2015	—	(459)
	USD	17,304	EUR	16,000	04/30/2015	—	(93)
	USD	29,822	GBP	20,000	04/30/2015	—	(160)
	USD	23,774	JPY	2,841,000	04/30/2015	—	(77)

						1,276	(824)

Credit Suisse International	DKK	3,466,000	USD	509,167	04/30/2015	9,950	—
	PLN	2,308,000	USD	613,540	04/30/2015	5,064	—
	USD	21,267	PLN	80,000	04/30/2015	—	(176)
	USD	86,927	ZAR	1,035,000	04/30/2015	—	(1,984)
	ZAR	6,515,000	USD	547,178	04/30/2015	12,489	—

						27,503	(2,160)

Deutsche Bank AG	SEK	6,424,000	USD	755,721	04/30/2015	9,501	—
	USD	42,351	SEK	360,000	04/30/2015	—	(532)

						9,501	(532)

Goldman Sachs International	USD	7,579	EUR	7,000	04/30/2015	—	(50)

HSBC Bank USA	GBP	408,000	USD	607,155	04/30/2015	2,039	—
	USD	3,258	EUR	3,000	04/30/2015	—	(31)
	USD	200,897	GBP	135,000	04/30/2015	—	(675)
	USD	7,067	JPY	843,000	04/30/2015	—	(35)
	USD	22,779	NZD	30,000	04/30/2015	—	(412)

						2,039	(1,153)

JPMorgan Chase Bank N.A.	AUD	18,000	USD	14,220	04/30/2015	532	—
	CHF	28,000	USD	29,109	04/30/2015	264	—
	DKK	80,000	USD	11,509	04/30/2015	—	(14)
	EUR	10,000	USD	11,009	04/30/2015	253	—
	INR	3,520,000	USD	56,062	04/30/2015	—	(241)
	JPY	1,260,000	USD	10,649	04/30/2015	139	—
	KRW	38,753,000	USD	35,130	04/30/2015	227	—
	MXN	9,755,000	USD	653,140	04/30/2015	14,659	—
	NOK	3,860,000	USD	491,175	04/30/2015	12,347	—
	NZD	5,000	USD	3,748	04/30/2015	20	—
	SEK	59,000	USD	6,952	04/30/2015	98	—
	USD	10,086	AUD	13,000	04/30/2015	—	(200)
	USD	122,346	CAD	155,000	04/30/2015	—	(10)
	USD	16,577	CHF	16,000	04/30/2015	—	(94)
	USA	7,525	EUR	7,000	04/30/2015	5	—
	USD	11,957	EUR	11,000	04/30/2015	—	(135)
	USD	7,438	GBP	5,000	04/30/2015	—	(23)
	USD	29,311	ILS	115,000	04/30/2015	—	(413)
	USD	68,196	KRW	75,230,000	04/30/2015	—	(441)
	USD	3,348	MXN	50,000	04/30/2015	—	(75)
	USD	67,314	NOK	529,000	04/30/2015	—	(1,692)
	USD	25,274	RUB	1,486,000	04/30/2015	—	(64)
	USD	182,008	TWD	5,679,000	04/30/2015	—	(206)

						28,544	(3,608)

Morgan Stanley and Co. International PLC	AUD	27,000	USD	21,215	04/30/2015	684	—
	CHF	18,000	USD	18,865	04/30/2015	322	—
	EUR	6,000	USD	6,590	04/30/2015	136	—
	GBP	3,000	USD	4,471	04/30/2015	22	—
	JPY	23,673,000	USD	198,110	04/30/2015	652	—
	SEK	29,000	USD	3,425	04/30/2015	57	—
	USD	56,602	GBP	38,000	04/30/2015	—	(243)
	USD	30,833	JPY	3,684,000	04/30/2015	—	(105)
	USD	10,631	SEK	90,000	04/30/2015	—	(176)

						1,873	(524)

National Australia Bank, Ltd.	EUR	963,000	USD	1,057,407	04/30/2015	21,561	—
	JPY	23,256,000	USD	194,592	04/30/2015	612	—
	USD	7,000	AUD	9,000	04/30/2015	—	(156)
	USD	17,569	EUR	16,000	04/30/2015	—	(358)
	USD	23,780	JPY	2,842,000	04/30/2015	—	(75)

						22,173	(589)

Royal Bank of Canada	USD	27,983	HKD	217,000	04/30/2015	5
	USD	20,541	ZAR	250,000	04/30/2015	—	(23)

						5	(23)

Standard Chartered Bank	CNY	705,000	USD	114,485	04/30/2015	1,149	—
	USD	20,666	KRW	22,900,000	04/30/2015	—	(41)

						1,149	(41)

Toronto Dominion Bank	CAD	685,000	USD	546,587	04/30/2015	5,941	—
	USD	253,744	CAD	318,000	04/30/2015	—	(2,758)

						5,941	(2,758)

UBS AG	AUD	18,000	USD	13,674	04/30/2015	—	(14)
	BRL	419,000	USD	131,348	04/02/2015	64	—
	CHF	38,000	USD	39,775	04/30/2015	629	—
	DKK	38,000	USD	5,468	04/30/2015	—	(5)
	EUR	17,000	USD	18,265	04/30/2015	—	(21)
	GBP	31,000	USD	46,039	04/30/2015	62	—
	JPY	1,177,000	USD	9,822	04/30/2015	4	—
	NOK	107,000	USD	13,269	04/30/2015	—	(4)
	SEK	105,000	USD	12,175	04/30/2015	—	(22)
	SGD	705,000	USD	515,087	04/30/2015	1,701	—
	USD	144,585	BRL	419,000	04/02/2015	—	(13,301)
	USD	306,687	CHF	293,000	04/30/2015	—	(63)
	USD	146,124	SGD	200,000	04/30/2015	—	(4,848)
	USD	130,268	BRL	419,000	05/05/2015	—	(483)

						2,460	(18,761)

Net Unrealized Appreciation/(Depreciation)						$123,757	$(43,108)

AUD - Australian Dollar	HKD - Hong Kong Dollar	NZD - New Zealand Dollar
BRL - Brazilian Real	ILS - Israeli Shekel	PLN - Polish Zloty
CAD - Canadian Dollar	INR - Indian Rupee	RUB - Russian Ruble
CHF - Swiss Franc	JPY - Japenese Yen	SEK - Swedish Krona
CNY - Yuan(Chinese) Renminbi	KRW - South Korean Won	SGD - Singapore Dollar
DKK - Danish Krone	MXN - Mexican Peso	TWD - Taiwan Dollar
EUR - Euro	MYR - Malaysian Ringgit	USD - United States Dollar
GBP - British Pound Sterling	NOK - Norwegian Krone	ZAR - South African Rand

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Advertising Agencies	$119,981	$197,983	$—	$317,964
Aerospace/Defense-Equipment	—	125,087	—	125,087
Airlines	87,615	50,311	—	137,926
Appliances	—	131,552	—	131,552
Athletic Footwear	—	78,762	—	78,762
Auto-Cars/Light Trucks	—	155,999	—	155,999
Auto-Heavy Duty Trucks	—	47,317	—	47,317
Banks-Commercial	235,513	502,750	—	738,263
Brewery	—	313,887	—	313,887
Building Products-Cement	83,373	90,039	—	173,412
Building-Residential/Commercial	—	89,715	—	89,715
Cable/Satellite TV	—	118,591	—	118,591
Chemicals-Specialty	—	69,843	—	69,843
Diversified Banking Institutions	—	46,839	—	46,839
Diversified Financial Services	—	169,229	—	169,229
E-Commerce/Products	288,939	7,674	—	296,613
Electric Products-Misc.	—	150,148	—	150,148
Electronic Components-Semiconductors	—	147,024	—	147,024
Finance-Other Services	—	193,039	—	193,039
Food-Retail	—	140,970	—	140,970
Gas-Distribution	—	48,943	—	48,943
Insurance-Property/Casualty	—	252,402	—	252,402
Internet Content-Information/News	—	72,249	—	72,249
Machinery-Electrical	—	61,531	—	61,531
Medical Instruments	—	100,534	—	100,534
Medical-Drugs	830,068	267,321	—	1,097,389
Metal Processors & Fabrication	—	230,057	—	230,057
Real Estate Management Services	210,457	219,522	—	429,979
Real Estate Operations & Development	—	162,524	—	162,524
Retail Apparel/Shoe	77,318	105,223	—	182,541
Rubber-Tires	—	173,145	—	173,145
Telephone-Integrated	—	94,634	—	94,634
Other Industries	6,836,188	—	—	6,836,188
Preferred Securities	—	112,033	—	112,033
Foreign Government Obligations	—	6,345,282	—	6,345,282
U.S. Government Treasuries	—	516,805	—	516,805
Repurchase Agreements	—	580,000	—	580,000

Total Investments at Value	$8,769,452	$12,168,964	$—	$20,938,416

Other Financial Instruments:+
Open Futures Contracts	$835	$—	$—	$835
Open Forward Foreign Currency Contracts	—	123,757	—	123,757

Total Other Financial Instruments	$835	$123,757	$—	$124,592

LIABILITIES:
Other Financial Instruments:+
Open Futures Contracts	$10,393	$—	$—	$10,393
Open Forward Foreign Currency Contracts	—	43,108	—	43,108

Total Other Financial Instruments	$10,393	$43,108	$—	$53,501

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — March 31, 2015 — (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 – Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Portfolios’ net assets as of March 31, 2015 are reported on a schedule following each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange for which they are traded, and are generally categorized as Level 1. Option contracts traded over the counter will be valued based upon the average of quotations received from at least two brokers in such securities or currencies, and are generally categorized as Level 1. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Repurchase Agreements

As of March 31, 2015, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	12.41%	$7,465,000
Growth and Income	1.11	665,000
Growth	3.95	2,375,000
Natural Resources	1.37	825,000
Strategic Multi-Asset	0.17	105,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated March 31, 2015, bearing interest at a rate of 0.08% per annum, with a principal amount of $60,130,000, a repurchase price of $60,130,134, and a maturity date of April 1, 2015. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	1.25%	10/31/2018	$10,318,000	$10,411,687
U.S. Treasury Notes	2.25%	03/31/2021	$49,235,700	$50,996,369

As of March 31, 2015, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital PLC:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	12.41%	$7,440,000
Growth and Income	1.10	660,000
Growth	3.94	2,365,000
Natural Resources	1.38	825,000
Strategic Multi-Asset	0.18	105,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital PLC, dated March 31, 2015, bearing interest at a rate of 0.14% per annum, with a principal amount of $59,965,000, a repurchase price of $59,965,233, and a maturity date of April 1, 2015. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	2.13%	09/30/2021	$59,575,000	$61,231,781

As of March 31, 2015, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	12.41%	$7,440,000
Growth and Income	1.10	660,000
Growth	3.94	2,365,000
Natural Resources	1.38	825,000
Strategic Multi-Asset	0.18	105,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated March 31, 2015, bearing interest at a rate of 0.10% per annum, with a principal amount of $59,965,000, a repurchase price of $59,965,167, and a maturity date of April 1, 2015. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	1.50%	08/31/2018	$60,370,000	$61,293,057

As of March 31, 2015, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	12.40%	$8,880,000
Growth and Income	1.12	805,000
Growth	3.96	2,835,000
Natural Resources	1.39	995,000
Strategic Multi-Asset	0.20	140,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated March 31, 2015, bearing interest at a rate of 0.15% per annum, with a principal amount of $71,625,000, a repurchase price of $71,625,298, and a maturity date of April 1, 2015. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	4.25%	08/15/2015	$71,465,000	$72,965,050

As of March 31, 2015, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	12.41%	$8,680,000
Growth and Income	1.06	770,000
Growth	3.55	2,760,000
Natural Resources	2.42	960,000
Strategic Multi-Asset	0.11	125,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc, dated March 31, 2015, bearing interest at a rate of 0.10% per annum, with a principal amount of $69,950,000, a repurchase price of $69,950,194, and a maturity date of April 1, 2015. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	3.63%	08/15/2019	$64,789,000	$71,433,112

Note 3. Derivative Instruments

Forward Foreign Currency Contracts: Certain Portfolios may enter into forward contracts for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates, to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance total return. During the period ended March 31, 2015, the Strategic Multi-Asset Portfolio used forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and to enhance total return. As of March 31, 2015, the Strategic Multi-Asset Portfolio had open forward contracts, which are reported on a schedule following the Portfolio’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that a Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported in the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: Certain of the Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning, or to enhance income or total return. During the period ended March 31, 2015, the Government and Quality Bond, SA BlackRock Multi-Asset Income and the Strategic Multi-Asset Portfolios used futures contracts to attempt to increase or decrease exposure to equity and bond markets and to manage duration and yield curve positioning. As of March 31, 2015, the following Portfolios had open futures contracts: Government and Quality Bond, SA BlackRock Multi-Asset Income Portfolio and Strategic Multi-Asset Portfolio, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since exchange-traded futures contracts are centrally cleared.

Options: Certain Portfolios may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Portfolio’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased, or to generate income. As of March 31, 2015 none of the Portfolios had open option contracts.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Portfolios of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby. During the period ended March 31, 2015, none of the Portfolios had transactions in written options.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements. See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Notes to the Portfolio of Investments.

The following tables present the value of derivatives held as of March 31, 2015, by their primary underlying risk exposure. For a detailed presentation of derivatives held as of March 31, 2015, please refer to the Portfolio of Investments.

	Government and Quality Bond
Derivative Contracts(1)	Asset Derivatives Value	Liability Derivatives Value
Interest rate contracts
Futures contracts (variation margin)(2)(3)	$—	$54,219

(1)	The Portfolio’s derivative contracts held during the period ended March 31, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for interest rate futures contracts was $48,433,807.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of ($229,160) as reported in the Portfolio of Investments.

	SA BlackRock Multi-Asset Income
Derivatives Contracts(1)	Asset Derivatives Value	Liability Derivatives Value
Interest rate contracts
Futures contracts (variation margin)(2)(3)	$—	$5,953

(1)	The Portfolio’s derivative contracts held during the period ended March 31, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for interest rate futures contracts was $1,951,331.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of ($34,817) as reported in the Portfolio of Investments.

	Strategic Multi-Asset Portfolio
Derivatives Contracts(1)	Asset Derivatives Value	Liability Derivatives Value
Equity contracts
Futures contracts (variation margin)(2)(4)	$—	$2,250
Interest rate contracts
Futures contracts (variation margin)(3)(4)	—	2,124
Foreign exchange contracts(5)	127,572	42,819

	$127,572	$47,193

(1)	The Portfolio’s derivative contracts held during the period ended March 31, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $388,917.
(3)	The average value outstanding for interest rate futures contracts was $1,061,888.
(4)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of ($9,558) as reported in the Portfolio of Investments.
(5)	The average notional amount outstanding for forward foreign currency contracts was $11,262,058.

Note 4. Federal Income Taxes

As of March 31, 2015, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Government and Quality Bond	$48,318,976	$(908,640)	$47,410,336	$1,556,664,657
Asset Allocation	37,442,234	(2,979,579)	34,462,655	183,407,015
Growth and Income	31,124,085	(2,747,059)	28,377,026	161,077,762
Growth	76,774,377	(27,963,792)	48,810,585	630,847,319
Capital Appreciation	293,786,867	(21,236,512)	272,550,355	1,139,013,786
Natural Resources	3,115,869	(38,207,272)	(35,091,403)	229,080,994
SA BlackRock Multi-Asset Income	71,786	(80,628)	(8,842)	21,574,592
Strategic Multi-Asset	1,835,700	(945,153)	890,547	20,047,869

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports, which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust

BY:	/s/ John T. Genoy
John T. Genoy President

Date:	May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY:	/s/ John T. Genoy
John T. Genoy President

Date:	May 29, 2015

BY:	/s/ Gregory R. Kingston
Gregory R. Kingston Treasurer

Date:	May 29, 2015